UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	10-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Balanced Fund

Investor Class (TWBIX)	October 31, 2025

This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

What were the key factors that affected the fund’s performance?
Balanced Fund Investor Class returned 11.13% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from AI-enhanced advertising placement and content creation.
•	The bond allocation produced positive results amid uncertainty around the health of the economy and job market. In those conditions, the Federal Reserve cut short-term interest rates four times during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate and securitized debt.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.13%	8.13%	7.81%
Regulatory Index
S&P 500	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond	6.16%	-0.24%	1.90%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	15.29%	10.37%	9.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$917,046,478
Management Fees (dollars paid during the reporting period)	$7,742,067
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	569

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Securities	9.1%
Corporate Bonds	8.3%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	1.8%
Convertible Preferred Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
U.S. Government Agency Securities	0.5%
Preferred Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083742

ANNUAL SHAREHOLDER REPORT
Balanced Fund

I Class (ABINX)	October 31, 2025

This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
Balanced Fund I Class returned 11.34% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from AI-enhanced advertising placement and content creation.
•	The bond allocation produced positive results amid uncertainty around the health of the economy and job market. In those conditions, the Federal Reserve cut short-term interest rates four times during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate and securitized debt.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.34%	8.35%	8.03%
Regulatory Index
S&P 500	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond	6.16%	-0.24%	1.90%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	15.29%	10.37%	9.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$917,046,478
Management Fees (dollars paid during the reporting period)	$7,742,067
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	569

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Securities	9.1%
Corporate Bonds	8.3%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	1.8%
Convertible Preferred Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
U.S. Government Agency Securities	0.5%
Preferred Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083734

ANNUAL SHAREHOLDER REPORT
Balanced Fund

R5 Class (ABGNX)	October 31, 2025

This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$72	0.68%

What were the key factors that affected the fund’s performance?
Balanced Fund R5 Class returned 11.35% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from AI-enhanced advertising placement and content creation.
•	The bond allocation produced positive results amid uncertainty around the health of the economy and job market. In those conditions, the Federal Reserve cut short-term interest rates four times during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate and securitized debt.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.35%	8.34%	8.23%	4/10/17
Regulatory Index
S&P 500	21.45%	17.64%	15.16%	—
Bloomberg U.S. Aggregate Bond	6.16%	-0.24%	1.85%	—
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	15.29%	10.37%	9.93%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$917,046,478
Management Fees (dollars paid during the reporting period)	$7,742,067
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	569

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.3%
U.S. Government Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Securities	9.1%
Corporate Bonds	8.3%
Collateralized Mortgage Obligations	4.5%
Asset-Backed Securities	1.8%
Convertible Preferred Securities	1.4%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
U.S. Government Agency Securities	0.5%
Preferred Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.2%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H394

ANNUAL SHAREHOLDER REPORT
Growth Fund

Investor Class (TWCGX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.87%

What were the key factors that affected the fund’s performance?
Growth Fund Investor Class returned 25.81% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	25.81%	16.51%	16.21%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083106

ANNUAL SHAREHOLDER REPORT
Growth Fund

I Class (TWGIX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$76	0.67%

What were the key factors that affected the fund’s performance?
Growth Fund I Class returned 26.07% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.07%	16.74%	16.44%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083205

ANNUAL SHAREHOLDER REPORT
Growth Fund

Y Class (AGYWX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$59	0.52%

What were the key factors that affected the fund’s performance?
Growth Fund Y Class returned 26.25% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	26.25%	16.91%	17.98%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H378

ANNUAL SHAREHOLDER REPORT
Growth Fund

A Class (TCRAX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.12%

What were the key factors that affected the fund’s performance?
Growth Fund A Class returned 25.50% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	25.50%	16.22%	15.92%
A Class - with sales charge	18.29%	14.85%	15.24%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083403

ANNUAL SHAREHOLDER REPORT
Growth Fund

C Class (TWRCX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$210	1.87%

What were the key factors that affected the fund’s performance?
Growth Fund C Class returned 24.57% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	24.57%	15.35%	15.06%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H626

ANNUAL SHAREHOLDER REPORT
Growth Fund

R Class (AGWRX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.37%

What were the key factors that affected the fund’s performance?
Growth Fund R Class returned 25.20% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.20%	15.93%	15.63%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083189

ANNUAL SHAREHOLDER REPORT
Growth Fund

R5 Class (AGWUX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$76	0.67%

What were the key factors that affected the fund’s performance?
Growth Fund R5 Class returned 26.07% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	26.07%	16.74%	17.81%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H386

ANNUAL SHAREHOLDER REPORT
Growth Fund

R6 Class (AGRDX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$59	0.52%

What were the key factors that affected the fund’s performance?
Growth Fund R6 Class returned 26.25% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	26.25%	16.91%	16.62%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H519

ANNUAL SHAREHOLDER REPORT
Growth Fund

G Class (ACIHX)	October 31, 2025

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Growth Fund G Class returned 26.90% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The leading contributions to relative performance at the sector level came from positioning among materials, energy and real estate stocks. These sectors lagged in a market that was largely driven by enthusiasm for artificial intelligence (AI)-related stocks. We had little or no exposure to each of these sectors.
•	Among individual contributors, a notable source of strength was positioning among specific software stocks. For example, the leading contributor to relative results was a lack of exposure to digital publishing and marketing firm Adobe, whose business was perceived as being under threat from AI.
•	Positioning in the health care sector detracted most from performance. Pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, and health care provider and services giant UnitedHealth Group were notable detractors in health care.
•	Stock selection in the consumer discretionary sector detracted from relative performance. Positioning among specialty retail and automobiles stocks hurt relative results in the sector the most. In general, specialty retail stocks suffered from weaker spending by lower-income and price-sensitive consumers. In automobiles, it detracted to be underweight in shares of Tesla.

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	26.90%	16.78%	3/1/22
Regulatory Index
Russell 1000	21.14%	14.63%	—
Performance Index
Russell 1000 Growth	30.52%	19.10%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,598,141,727
Management Fees (dollars paid during the reporting period)	$112,726,833
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.2%	Software	20%
Other Assets and Liabilities	0.0%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H212

ANNUAL SHAREHOLDER REPORT
Heritage Fund

Investor Class (TWHIX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	1.00%

What were the key factors that affected the fund’s performance?
Heritage Fund Investor Class returned 17.77% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	17.77%	10.06%	11.58%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083791

ANNUAL SHAREHOLDER REPORT
Heritage Fund

I Class (ATHIX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$87	0.80%

What were the key factors that affected the fund’s performance?
Heritage Fund I Class returned 18.02% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	18.02%	10.27%	11.80%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083783

ANNUAL SHAREHOLDER REPORT
Heritage Fund

Y Class (ATHYX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$71	0.65%

What were the key factors that affected the fund’s performance?
Heritage Fund Y Class returned 18.19% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	18.19%	10.44%	13.12%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell Midcap Growth	19.59%	11.17%	13.48%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H352

ANNUAL SHAREHOLDER REPORT
Heritage Fund

A Class (ATHAX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$136	1.25%

What were the key factors that affected the fund’s performance?
Heritage Fund A Class returned 17.52% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	17.52%	9.78%	11.30%
A Class - with sales charge	10.76%	8.48%	10.65%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083767

ANNUAL SHAREHOLDER REPORT
Heritage Fund

C Class (AHGCX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$217	2.00%

What were the key factors that affected the fund’s performance?
Heritage Fund C Class returned 16.56% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	16.56%	8.95%	10.47%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083262

ANNUAL SHAREHOLDER REPORT
Heritage Fund

R Class (ATHWX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$163	1.50%

What were the key factors that affected the fund’s performance?
Heritage Fund R Class returned 17.21% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	17.21%	9.50%	11.03%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H683

ANNUAL SHAREHOLDER REPORT
Heritage Fund

R5 Class (ATHGX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$87	0.80%

What were the key factors that affected the fund’s performance?
Heritage Fund R5 Class returned 18.01% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	18.01%	10.27%	12.95%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell Midcap Growth	19.59%	11.17%	13.48%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H360

ANNUAL SHAREHOLDER REPORT
Heritage Fund

R6 Class (ATHDX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$71	0.65%

What were the key factors that affected the fund’s performance?
Heritage Fund R6 Class returned 18.19% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	18.19%	10.44%	11.98%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell Midcap Growth	19.59%	11.17%	12.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H493

ANNUAL SHAREHOLDER REPORT
Heritage Fund

G Class (ACILX)	October 31, 2025

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Heritage Fund G Class returned 18.98% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Information technology stocks contributed most to performance thanks to selection and allocation decisions, particularly among IT services and communications equipment stocks. Exposure to artificial intelligence (AI) strongly influenced performance. Communication networking firm Ciena was the leading contributor as a result of benefiting from exposure to AI infrastructure spending.
•	Positioning in the industrials sector contributed, led by building products and professional services firms. A notable source of strength was a stake in commercial building solutions company Johnson Controls International. It benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	Communication services stocks were the leading detractors as a result of stock choices and an underweight allocation. A relative lack of exposure to strong-performing entertainment stocks hurt relative results. Stock choices among interactive media and services companies also detracted from performance.
•	Stock selection meant the health care sector was another notable detractor. Companies in the life sciences tools and services industry underperformed. They were hurt by worries about the level of drug research spending amid heightened economic, political and regulatory uncertainty.

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	18.98%	11.52%	3/1/22
Regulatory Index
Russell 3000	20.81%	14.24%	—
Performance Index
Russell Midcap Growth	19.59%	11.55%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,125,756,314
Management Fees (dollars paid during the reporting period)	$50,265,902
Portfolio Turnover Rate	62%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Software	11%
Short-Term Investments	0.9%	Hotels, Restaurants and Leisure	10%
Other Assets and Liabilities	0.0%	Aerospace and Defense	7%
		Health Care Equipment and Supplies	5%
		Biotechnology	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H196

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

Investor Class (AFDIX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	0.79%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund Investor Class returned 14.53% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.53%	14.49%	13.23%
S&P 500	21.45%	17.64%	14.64%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H600

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

I Class (AFEIX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$63	0.59%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund I Class returned 14.73% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.73%	14.72%	13.46%
S&P 500	21.45%	17.64%	14.64%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H709

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

Y Class (AFYDX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$47	0.44%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund Y Class returned 14.92% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	14.92%	14.89%	14.50%	4/10/17
S&P 500	21.45%	17.64%	15.16%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H287

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

A Class (AFDAX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$111	1.04%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund A Class returned 14.22% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.22%	14.20%	12.95%
A Class - with sales charge	7.66%	12.86%	12.29%
S&P 500	21.45%	17.64%	14.64%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083130

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

C Class (AFDCX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$191	1.79%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund C Class returned 13.37% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.37%	13.35%	12.11%
S&P 500	21.45%	17.64%	14.64%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083114

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

R Class (AFDRX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.29%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund R Class returned 13.96% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.96%	13.92%	12.67%
S&P 500	21.45%	17.64%	14.64%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H808

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

R5 Class (AFDGX)	October 31, 2025
This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$63	0.59%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund R5 Class returned 14.74% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.74%	14.72%	14.33%	4/10/17
S&P 500	21.45%	17.64%	15.16%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H295

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

R6 Class (AFEDX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.44%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund R6 Class returned 14.93% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	14.93%	14.89%	14.47%	4/1/19
S&P 500	21.45%	17.64%	15.93%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H238

ANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

G Class (AFEGX)	October 31, 2025

This annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Large Cap Equity Fund G Class returned 15.42% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Stock selection in the communication services sector contributed most to relative performance. It helped to avoid shares of poor-performing media companies. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company's results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a stake in commercial building solutions company Johnson Controls International. The stock benefited from strong demand for its energy-efficiency and cooling solutions, particularly as they relate to the ongoing AI-related data center build-out.
•	In information technology, semiconductors and semiconductor equipment stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. A notable relative detractor was an underweight to AI chipmaker Advanced Micro Devices. It also hurt to have no expsoure to shares of AI software and consulting firm Palantir Technologies.
•	Positioning in the health care sector also detracted from performance. Health care provider and services giant UnitedHealth Group was the leading detractor in the sector. A stake in pharmaceuticals company Novo Nordisk, maker of popular weight-loss drug Ozempic, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	15.42%	15.39%	14.97%	4/1/19
S&P 500	21.45%	17.64%	15.93%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,404,760,198
Management Fees (dollars paid during the reporting period)	$11,078,510
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Software	12%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H246

ANNUAL SHAREHOLDER REPORT
Select Fund

Investor Class (TWCIX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.90%

What were the key factors that affected the fund’s performance?
Select Fund Investor Class returned 24.98% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	24.98%	16.28%	15.91%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083502

ANNUAL SHAREHOLDER REPORT
Select Fund

I Class (TWSIX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$79	0.70%

What were the key factors that affected the fund’s performance?
Select Fund I Class returned 25.23% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	25.23%	16.51%	16.14%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083601

ANNUAL SHAREHOLDER REPORT
Select Fund

Y Class (ASLWX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$62	0.55%

What were the key factors that affected the fund’s performance?
Select Fund Y Class returned 25.42% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	25.42%	16.68%	17.54%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H337

ANNUAL SHAREHOLDER REPORT
Select Fund

A Class (TWCAX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$129	1.15%

What were the key factors that affected the fund’s performance?
Select Fund A Class returned 24.67% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	24.67%	15.98%	15.61%
A Class - with sales charge	17.50%	14.62%	14.93%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083809

ANNUAL SHAREHOLDER REPORT
Select Fund

C Class (ACSLX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$213	1.90%

What were the key factors that affected the fund’s performance?
Select Fund C Class returned 23.73% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	23.73%	15.12%	14.75%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083239

ANNUAL SHAREHOLDER REPORT
Select Fund

R Class (ASERX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$157	1.40%

What were the key factors that affected the fund’s performance?
Select Fund R Class returned 24.36% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	24.36%	15.70%	15.33%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H501

ANNUAL SHAREHOLDER REPORT
Select Fund

R5 Class (ASLGX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$79	0.70%

What were the key factors that affected the fund’s performance?
Select Fund R5 Class returned 25.24% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	25.24%	16.51%	17.36%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H345

ANNUAL SHAREHOLDER REPORT
Select Fund

R6 Class (ASDEX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.55%

What were the key factors that affected the fund’s performance?
Select Fund R6 Class returned 25.42% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	25.42%	16.69%	16.31%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H451

ANNUAL SHAREHOLDER REPORT
Select Fund

G Class (ASLDX)	October 31, 2025

This annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Select Fund G Class returned 26.12% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the consumer discretionary sector contributed most to relative performance. It helped to underweight the shares of hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.
•	An underweight allocation to the communication services sector benefited relative performance. In addition, a position in internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. The company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative results. Several othe leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Holdings in the health care sector also detracted from performance. Biotechnology company Regeneron Pharmaceuticals and health care provider and services giant UnitedHealth Group were the top detractors in health care.

Cumulative Performance (based on an initial $10,000 investment)
November 2, 2023 through October 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	26.12%	29.95%	11/2/23
Regulatory Index
Russell 1000	21.14%	27.50%	—
Performance Index
Russell 1000 Growth	30.52%	34.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$6,666,417,651
Management Fees (dollars paid during the reporting period)	$48,840,357
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	24%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H188

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

Investor Class (ANOIX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.13%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Investor Class returned 11.97% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.97%	7.61%	12.02%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083338

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

I Class (ANONX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$99	0.93%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund I Class returned 12.17% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.17%	7.82%	12.25%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083320

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

Y Class (ANOYX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$83	0.78%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Y Class returned 12.31% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	12.31%	7.98%	12.76%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H311

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

A Class (ANOAX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$146	1.38%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund A Class returned 11.63% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.63%	7.34%	11.74%
A Class - with sales charge	5.21%	6.08%	11.08%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083221

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

C Class (ANOCX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$225	2.13%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund C Class returned 10.86% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.86%	6.54%	10.92%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083197

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

R Class (ANORX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$172	1.63%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R Class returned 11.40% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.40%	7.07%	11.47%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H725

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

R5 Class (ANOGX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$99	0.93%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R5 Class returned 12.16% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.16%	7.83%	12.60%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H329

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

R6 Class (ANODX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$83	0.78%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R6 Class returned 12.31% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.31%	7.99%	12.41%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
Russell 2000 Growth	18.81%	8.94%	9.65%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H485

ANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

G Class (ANOHX)	October 31, 2025

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund G Class returned 13.19% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock selection in the health care sector contributed the most to the portfolio’s relative performance. While the portfolio took an underweight position in biotechnology, it had key holdings in companies like Natera, a genetic testing firm that was a portfolio-only stock. After a strong third quarter, the company significantly increased its guidance for the year.
•	Consumer discretionary was another important contributor due to stock selection. Owning Duolingo was key as the learning application company converted more freemium users to paid subscriptions and increased sales of its higher-priced family plans. In the hotels, restaurants and leisure industry, not owning companies like Sweetgreen, Shake Shack and Six Flags Entertainment helped.
•	The industrials sector acted as the leading detractor, largely due to stock selection. The portfolio did not own several key stocks in the electrical equipment industry, including Bloom Energy and Nextracker, which were part of the Russell 2000 Growth Index. Bloom has benefited from the artificial intelligence trend, which has fueled demand for its onsite power generation solutions.
•	Information technology was another notable detractor from the portfolio’s relative performance. In particular, our position in the semiconductors and semiconductor equipment industry was hurt by stock selection. We didn’t own Rigetti Computing, which was up on the potential for quantum computing solutions.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.19%	8.85%	12.37%	4/1/19
Regulatory Index
Russell 3000	20.81%	16.74%	15.19%	—
Performance Index
Russell 2000 Growth	18.81%	8.94%	8.84%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,937,399,531
Management Fees (dollars paid during the reporting period)	$37,731,195
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Biotechnology	12%
Short-Term Investments	4.1%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(3.0)%	Software	8%
		Electronic Equipment, Instruments and Components	6%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H253

ANNUAL SHAREHOLDER REPORT
Ultra Fund

Investor Class (TWCUX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.88%

What were the key factors that affected the fund’s performance?
Ultra Fund Investor Class returned 24.09% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	24.09%	16.17%	17.24%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083882

ANNUAL SHAREHOLDER REPORT
Ultra Fund

I Class (TWUIX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$76	0.68%

What were the key factors that affected the fund’s performance?
Ultra Fund I Class returned 24.35% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	24.35%	16.41%	17.47%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083874

ANNUAL SHAREHOLDER REPORT
Ultra Fund

Y Class (AULYX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$60	0.53%

What were the key factors that affected the fund’s performance?
Ultra Fund Y Class returned 24.53% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	24.53%	16.58%	19.28%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H261

ANNUAL SHAREHOLDER REPORT
Ultra Fund

A Class (TWUAX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.13%

What were the key factors that affected the fund’s performance?
Ultra Fund A Class returned 23.78% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	23.78%	15.88%	16.95%
A Class - with sales charge	16.67%	14.52%	16.26%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083858

ANNUAL SHAREHOLDER REPORT
Ultra Fund

C Class (TWCCX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$209	1.88%

What were the key factors that affected the fund’s performance?
Ultra Fund C Class returned 22.86% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	22.86%	15.02%	16.08%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083288

ANNUAL SHAREHOLDER REPORT
Ultra Fund

R Class (AULRX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.38%

What were the key factors that affected the fund’s performance?
Ultra Fund R Class returned 23.48% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	23.48%	15.59%	16.65%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083171

ANNUAL SHAREHOLDER REPORT
Ultra Fund

R5 Class (AULGX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$76	0.68%

What were the key factors that affected the fund’s performance?
Ultra Fund R5 Class returned 24.34% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	24.34%	16.41%	19.10%	4/10/17
Regulatory Index
Russell 1000	21.14%	17.05%	14.89%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	19.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H279

ANNUAL SHAREHOLDER REPORT
Ultra Fund

R6 Class (AULDX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$59	0.53%

What were the key factors that affected the fund’s performance?
Ultra Fund R6 Class returned 24.52% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	24.52%	16.58%	17.65%
Regulatory Index
Russell 1000	21.14%	17.05%	14.39%
Performance Index
Russell 1000 Growth	30.52%	19.24%	18.28%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H444

ANNUAL SHAREHOLDER REPORT
Ultra Fund

G Class (AULNX)	October 31, 2025

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Ultra Fund G Class returned 25.20% for the reporting period ended October 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in the communication services sector contributed most to relative performance. An overweight to internet search giant Alphabet, parent of Google and YouTube, was a leading contributor to relative results. Here, too, the company’s results benefited from artificial intelligence (AI)-enhanced advertising placement and content creation.
•	Among individual contributors, a notable source of strength was a position in AI chip giant NVIDIA. The company’s chips are central to the AI revolution, and have helped it lay claim to being the world’s most valauble company as measured by market capitalization at the end of October 2025.
•	In information technology, semiconductors and semiconductor equipment and software stocks hurt relative results. Several of the leading detractors are explained by their exposure to AI. The top relative detractor was AI chipmaker Broadcom, to which we had limited exposure. It also hurt to be underrepresented in shares of AI software and consulting firm Palantir Technologies.
•	Stock selection in the consumer discretionary sector detracted from relative performance. It hurt to have exposure to shares of select hotels, restaurants and leisure companies, as well as those of textiles, apparel and luxury goods makers. In general, these stocks suffered from weaker spending by lower-income and price-sensitive consumers.

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	25.20%	17.25%	20.14%	8/1/19
Regulatory Index
Russell 1000	21.14%	17.05%	15.84%	—
Performance Index
Russell 1000 Growth	30.52%	19.24%	20.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$28,204,062,455
Management Fees (dollars paid during the reporting period)	$214,875,793
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	23%
Rights	0.0%	Software	16%
Short-Term Investments	0.1%	Interactive Media and Services	13%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$126,100
FY 2025:	$130,510

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$98,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

October 31, 2025

Balanced Fund	Select Fund
Investor Class (TWBIX)	Investor Class (TWCIX)
I Class (ABINX)	I Class (TWSIX)
R5 Class (ABGNX)	Y Class (ASLWX)
Growth Fund	A Class (TWCAX)
Investor Class (TWCGX)	C Class (ACSLX)
I Class (TWGIX)	R Class (ASERX)
Y Class (AGYWX)	R5 Class (ASLGX)
A Class (TCRAX)	R6 Class (ASDEX)
C Class (TWRCX)	G Class (ASLDX)
R Class (AGWRX)	Small Cap Growth Fund
R5 Class (AGWUX)	Investor Class (ANOIX)
R6 Class (AGRDX)	I Class (ANONX)
G Class (ACIHX)	Y Class (ANOYX)
Heritage Fund	A Class (ANOAX)
Investor Class (TWHIX)	C Class (ANOCX)
I Class (ATHIX)	R Class (ANORX)
Y Class (ATHYX)	R5 Class (ANOGX)
A Class (ATHAX)	R6 Class (ANODX)
C Class (AHGCX)	G Class (ANOHX)
R Class (ATHWX)	Ultra® Fund
R5 Class (ATHGX)	Investor Class (TWCUX)
R6 Class (ATHDX)	I Class (TWUIX)
G Class (ACILX)	Y Class (AULYX)
Large Cap Equity Fund	A Class (TWUAX)
Investor Class (AFDIX)	C Class (TWCCX)
I Class (AFEIX)	R Class (AULRX)
Y Class (AFYDX)	R5 Class (AULGX)
A Class (AFDAX)	R6 Class (AULDX)
C Class (AFDCX)	G Class (AULNX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Balanced Fund

OCTOBER 31, 2025

	Shares/Principal Amount	Value
COMMON STOCKS — 60.3%
Air Freight and Logistics — 0.2%
FedEx Corp.	7,476	$1,897,558
Automobiles — 1.0%
Tesla, Inc.(1)	20,743	9,470,424
Banks — 2.5%
Bank of America Corp.	147,440	7,880,668
JPMorgan Chase & Co.	27,221	8,468,997
Regions Financial Corp.	254,439	6,157,424
		22,507,089
Beverages — 0.4%
PepsiCo, Inc.	26,757	3,908,930
Biotechnology — 1.3%
AbbVie, Inc.	23,703	5,168,202
Gilead Sciences, Inc.	34,665	4,152,521
Vertex Pharmaceuticals, Inc.(1)	6,697	2,850,042
		12,170,765
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	87,052	21,259,839
Building Products — 0.8%
Johnson Controls International PLC	67,947	7,772,457
Capital Markets — 2.7%
Ameriprise Financial, Inc.	6,509	2,947,080
Blackrock, Inc.	3,213	3,479,068
Goldman Sachs Group, Inc.	5,106	4,030,523
Intercontinental Exchange, Inc.	16,349	2,391,695
KKR & Co., Inc.	22,163	2,622,548
Morgan Stanley	22,832	3,744,448
S&P Global, Inc.	10,879	5,300,358
		24,515,720
Chemicals — 0.9%
Ecolab, Inc.	11,684	2,995,778
Linde PLC	11,723	4,903,731
Solstice Advanced Materials, Inc.(1)	4,707	212,144
		8,111,653
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	38,741	1,666,250
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	22,939	3,617,251
Motorola Solutions, Inc.	10,267	4,175,692
		7,792,943
Consumer Finance — 0.6%
American Express Co.	14,968	5,399,407
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	3,892	3,547,363
Sysco Corp.	50,352	3,740,147
		7,287,510
Containers and Packaging — 0.2%
Ball Corp.	45,732	2,149,404
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	41,125	1,634,308

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Electric Utilities — 0.9%
NextEra Energy, Inc.	105,437	$8,582,572
Electrical Equipment — 0.8%
Eaton Corp. PLC	11,592	4,423,043
GE Vernova, Inc.	4,227	2,473,387
		6,896,430
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	12,740	2,030,374
Energy Equipment and Services — 0.4%
SLB Ltd.	95,301	3,436,554
Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,164	915,025
Netflix, Inc.(1)	4,571	5,114,309
		6,029,334
Financial Services — 1.6%
Mastercard, Inc., Class A	17,135	9,458,349
Visa, Inc., Class A	15,046	5,126,774
		14,585,123
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	30,613	2,954,155
Union Pacific Corp.	11,347	2,500,538
		5,454,693
Health Care Equipment and Supplies — 0.6%
IDEXX Laboratories, Inc.(1)	4,754	2,992,691
Intuitive Surgical, Inc.(1)	5,354	2,860,535
		5,853,226
Health Care Providers and Services — 1.1%
Cencora, Inc.	8,097	2,735,247
Cigna Group	16,053	3,923,514
UnitedHealth Group, Inc.	8,694	2,969,523
		9,628,284
Health Care REITs — 0.6%
Welltower, Inc.	29,790	5,393,182
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(1)	7,386	934,624
Booking Holdings, Inc.	563	2,858,768
Marriott International, Inc., Class A	12,464	3,247,869
		7,041,261
Household Products — 1.1%
Church & Dwight Co., Inc.	28,174	2,470,578
Colgate-Palmolive Co.	21,608	1,664,896
Procter & Gamble Co.	38,916	5,851,799
		9,987,273
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	18,828	3,790,641
Industrial REITs — 0.6%
Prologis, Inc.	43,246	5,366,396
Insurance — 0.9%
Marsh & McLennan Cos., Inc.	12,971	2,310,784
MetLife, Inc.	47,864	3,820,504
Progressive Corp.	10,778	2,220,268
		8,351,556

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Interactive Media and Services — 4.6%
Alphabet, Inc., Class A	105,992	$29,803,891
Meta Platforms, Inc., Class A	18,921	12,267,430
		42,071,321
IT Services — 1.1%
International Business Machines Corp.	27,826	8,553,991
MongoDB, Inc.(1)	4,141	1,490,014
		10,044,005
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	15,025	2,199,059
Danaher Corp.	24,109	5,192,597
Thermo Fisher Scientific, Inc.	6,908	3,919,530
		11,311,186
Machinery — 1.6%
Cummins, Inc.	10,717	4,690,617
Deere & Co.	5,658	2,611,903
Parker-Hannifin Corp.	3,686	2,848,651
Xylem, Inc.	31,264	4,716,174
		14,867,345
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Energy, Inc.	17,981	3,811,972
Williams Cos., Inc.	74,088	4,287,473
		8,099,445
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	29,524	1,360,171
Eli Lilly & Co.	7,999	6,902,017
Merck & Co., Inc.	26,527	2,280,791
Zoetis, Inc.	23,598	3,400,236
		13,943,215
Professional Services — 0.4%
Automatic Data Processing, Inc.	14,655	3,814,697
Semiconductors and Semiconductor Equipment — 9.2%
Analog Devices, Inc.	27,350	6,403,455
Applied Materials, Inc.	7,995	1,863,635
ARM Holdings PLC, ADR(1)	7,608	1,291,991
ASML Holding NV	1,944	2,055,409
Broadcom, Inc.	52,205	19,296,534
NVIDIA Corp.	248,699	50,359,061
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,040	2,715,887
		83,985,972
Software — 7.5%
AppLovin Corp., Class A(1)	4,381	2,792,143
Cadence Design Systems, Inc.(1)	17,184	5,820,049
Crowdstrike Holdings, Inc., Class A(1)	5,070	2,753,061
Dynatrace, Inc.(1)	55,025	2,782,614
Microsoft Corp.	86,205	44,637,811
Salesforce, Inc.	9,398	2,447,333
ServiceNow, Inc.(1)	4,852	4,460,346
Workday, Inc., Class A(1)	13,026	3,125,198
		68,818,555
Specialized REITs — 0.3%
Equinix, Inc.	3,130	2,648,011

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Specialty Retail — 2.2%
Home Depot, Inc.	19,916	$7,559,915
O'Reilly Automotive, Inc.(1)	33,669	3,179,700
TJX Cos., Inc.	39,626	5,553,188
Tractor Supply Co.	63,373	3,429,113
		19,721,916
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	101,749	27,509,877
Trading Companies and Distributors — 0.6%
Ferguson Enterprises, Inc.	10,651	2,646,773
United Rentals, Inc.	3,694	3,218,139
		5,864,912
TOTAL COMMON STOCKS (Cost $299,686,688)		552,671,613
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$69,137	69,186
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	43,453	43,443
		112,629
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.3%
FHLMC, 3.50%, 2/1/49	1,592,425	1,499,097
FHLMC, 3.00%, 1/1/50	1,473,911	1,307,668
FHLMC, 3.50%, 5/1/50	260,655	242,692
FHLMC, 2.50%, 5/1/51	1,678,670	1,440,457
FHLMC, 3.50%, 5/1/51	806,947	751,907
FHLMC, 3.00%, 7/1/51	633,469	565,269
FHLMC, 2.00%, 8/1/51	1,399,588	1,146,009
FHLMC, 2.50%, 8/1/51	1,538,036	1,312,368
FHLMC, 3.00%, 12/1/51	1,013,383	902,386
FHLMC, 3.00%, 2/1/52	827,699	743,864
FHLMC, 3.50%, 5/1/52	1,022,958	953,023
FHLMC, 4.00%, 5/1/52	1,288,968	1,230,062
FHLMC, 4.00%, 5/1/52	854,433	819,448
FHLMC, 4.00%, 6/1/52	2,808,055	2,693,074
FHLMC, 5.00%, 7/1/52	508,264	512,478
FHLMC, 4.50%, 10/1/52	2,024,725	1,984,984
FHLMC, 4.50%, 10/1/52	705,487	691,129
FHLMC, 6.00%, 11/1/52	2,467,141	2,544,005
FHLMC, 5.50%, 12/1/52	388,067	395,185
FHLMC, 6.00%, 1/1/53	1,270,314	1,307,959
FHLMC, 6.50%, 11/1/53	1,266,713	1,316,308
FHLMC, 5.50%, 4/1/54	1,391,162	1,416,605
FNMA, 4.50%, 9/1/41	106,447	106,927
FNMA, 3.50%, 5/1/42	478,048	458,367
FNMA, 3.00%, 2/1/50	214,482	192,611
FNMA, 2.50%, 6/1/50	821,304	704,459
FNMA, 2.50%, 2/1/51	2,132,806	1,841,032
FNMA, 3.00%, 6/1/51	106,382	96,262
FNMA, 2.50%, 12/1/51	901,033	774,339
FNMA, 2.50%, 2/1/52	500,925	430,787
FNMA, 3.00%, 2/1/52	1,624,170	1,457,100
FNMA, 3.00%, 2/1/52	924,156	829,088
FNMA, 2.00%, 3/1/52	2,427,112	1,996,715

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
FNMA, 3.00%, 3/1/52	$1,664,944	$1,496,733
FNMA, 3.00%, 4/1/52	391,216	350,793
FNMA, 3.50%, 4/1/52	639,998	591,702
FNMA, 4.00%, 4/1/52	1,137,830	1,086,244
FNMA, 4.00%, 4/1/52	487,703	467,734
FNMA, 4.00%, 4/1/52	349,891	334,272
FNMA, 3.00%, 5/1/52	979,212	884,163
FNMA, 3.50%, 5/1/52	1,753,194	1,623,291
FNMA, 3.50%, 5/1/52	1,571,250	1,454,348
FNMA, 3.50%, 5/1/52	1,412,192	1,323,773
FNMA, 4.00%, 5/1/52	1,680,746	1,600,496
FNMA, 3.50%, 6/1/52	1,378,261	1,291,416
FNMA, 2.50%, 7/1/52	766,017	652,988
FNMA, 4.50%, 7/1/52	1,215,177	1,190,447
FNMA, 5.00%, 8/1/52	2,812,087	2,820,783
FNMA, 4.50%, 9/1/52	622,519	616,060
FNMA, 5.00%, 9/1/52	776,125	781,376
FNMA, 5.00%, 10/1/52	2,431,323	2,438,340
FNMA, 5.50%, 10/1/52	1,264,064	1,282,642
FNMA, 5.00%, 1/1/53	2,001,654	2,007,328
FNMA, 5.50%, 1/1/53	2,609,613	2,647,190
FNMA, 5.50%, 1/1/53	2,228,717	2,267,409
FNMA, 6.50%, 1/1/53	1,848,016	1,922,243
FNMA, 5.50%, 3/1/53	368,467	376,470
FNMA, 6.00%, 9/1/53	1,928,979	1,979,222
FNMA, 6.00%, 9/1/53	1,259,050	1,302,494
FNMA, 5.50%, 3/1/54	3,261,935	3,304,790
FNMA, 4.50%, 4/1/54	3,435,198	3,360,818
FNMA, 6.00%, 5/1/54	1,564,812	1,603,844
GNMA, 5.00%, TBA	1,636,000	1,631,219
GNMA, 7.00%, 4/20/26	365	374
GNMA, 7.50%, 8/15/26	607	608
GNMA, 7.00%, 5/15/31	7,960	8,306
GNMA, 4.50%, 6/15/41	106,658	106,357
GNMA, 3.50%, 6/20/42	198,854	189,432
GNMA, 3.00%, 5/20/50	440,380	396,809
GNMA, 3.00%, 7/20/50	1,163,401	1,049,770
GNMA, 3.50%, 6/20/51	755,506	696,986
GNMA, 3.00%, 7/20/51	1,088,487	979,790
GNMA, 4.00%, 9/20/52	2,977,271	2,840,722
GNMA, 4.50%, 9/20/52	2,789,110	2,743,686
GNMA, 4.50%, 10/20/52	2,297,065	2,259,301
GNMA, 4.00%, 4/20/54	3,704,609	3,518,119
GNMA, 5.00%, 12/20/54	1,455,333	1,454,606
UMBS, 5.00%, TBA	7,698,000	7,660,444
		103,259,602
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $103,797,290)		103,372,231
U.S. TREASURY SECURITIES — 9.1%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	598,734
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,383,266
U.S. Treasury Bonds, 4.75%, 11/15/43	3,800,000	3,871,918
U.S. Treasury Bonds, 4.625%, 5/15/44	1,800,000	1,801,758

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
U.S. Treasury Bonds, 4.125%, 8/15/44	$1,300,000	$1,217,176
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,231,637
U.S. Treasury Bonds, 5.00%, 5/15/45	300,000	314,062
U.S. Treasury Notes, 4.625%, 9/15/26	300,000	302,203
U.S. Treasury Notes, 3.875%, 6/15/28	3,870,000	3,897,891
U.S. Treasury Notes, 4.125%, 3/31/29(2)	14,200,000	14,425,481
U.S. Treasury Notes, 4.25%, 6/30/29	1,000,000	1,020,801
U.S. Treasury Notes, 3.875%, 12/31/29	400,000	403,133
U.S. Treasury Notes, 4.00%, 5/31/30	3,900,000	3,951,340
U.S. Treasury Notes, 3.625%, 8/31/30	6,600,000	6,577,828
U.S. Treasury Notes, 4.125%, 8/31/30	9,200,000	9,366,570
U.S. Treasury Notes, 4.875%, 10/31/30	4,600,000	4,841,410
U.S. Treasury Notes, 4.375%, 11/30/30	10,800,000	11,123,367
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,502,783
U.S. Treasury Notes, 4.25%, 2/28/31	3,300,000	3,380,244
U.S. Treasury Notes, 4.125%, 10/31/31	1,200,000	1,220,367
U.S. Treasury Notes, 4.125%, 5/31/32	3,500,000	3,553,389
U.S. Treasury Notes, 4.00%, 6/30/32	4,400,000	4,434,977
U.S. Treasury Notes, 3.875%, 8/31/32	1,200,000	1,199,812
U.S. Treasury Notes, 4.125%, 11/15/32	1,200,000	1,217,555
TOTAL U.S. TREASURY SECURITIES (Cost $83,239,679)		83,837,702
CORPORATE BONDS — 8.3%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	385,000	392,780
Northrop Grumman Corp., 5.15%, 5/1/40	190,000	190,798
Textron, Inc., 4.95%, 3/15/36	232,000	229,774
		813,352
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	727,000	764,397
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	225,508
		989,905
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26	495,000	495,536
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	278,380
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	592,000	605,451
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	310,068
General Motors Financial Co., Inc., 6.15%, 7/15/35	210,000	221,565
Hyundai Capital America, 6.50%, 1/16/29(3)	117,000	124,154
		2,035,154
Banks — 1.0%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(3)	599,000	536,926
Bank of America Corp., VRN, 5.51%, 1/24/36	340,000	356,098
Bank of Montreal, VRN, 7.70%, 5/26/84	211,000	223,926
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	520,000	551,520
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	480,000	512,649
Bank of Nova Scotia, VRN, 6.875%, 10/27/85	200,000	201,969
BPCE SA, VRN, 3.65%, 1/14/37(3)	480,000	435,974
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	119,864
Citigroup, Inc., VRN, 5.17%, 9/11/36	490,000	496,288
Citigroup, Inc., VRN, 5.61%, 3/4/56	185,000	187,902
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(3)	536,000	508,289
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	549,000	567,163

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
JPMorgan Chase & Co., VRN, 4.26%, 10/22/31	$275,000	$274,101
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	644,000	687,046
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	210,000	217,230
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	225,000	228,580
NatWest Group PLC, VRN, 3.03%, 11/28/35	327,000	299,430
Royal Bank of Canada, VRN, 4.31%, 11/3/31(4)	485,000	482,467
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	901,000	952,792
Wells Fargo & Co., VRN, 5.56%, 7/25/34	212,000	222,696
Wells Fargo & Co., VRN, 5.61%, 4/23/36	460,000	483,577
Wells Fargo & Co., VRN, 5.01%, 4/4/51	320,000	298,884
		8,845,371
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 3/2/53	435,000	434,425
Building Products — 0.0%
Carlisle Cos., Inc., 5.55%, 9/15/40	202,000	205,383
Capital Markets — 0.8%
Blackstone Private Credit Fund, 5.95%, 7/16/29	90,000	92,037
Blue Owl Capital Corp., 5.95%, 3/15/29	268,000	271,632
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(3)	908,000	915,289
Blue Owl Technology Finance Corp., 6.75%, 4/4/29	360,000	368,153
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	630,000	669,542
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	193,000	195,480
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	410,000	408,324
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	307,483
Golub Capital Private Credit Fund, 5.45%, 8/15/28(3)	355,000	357,255
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	161,266
HPS Corporate Lending Fund, 4.90%, 9/11/28(3)	278,000	276,053
HPS Corporate Lending Fund, 6.25%, 9/30/29	179,000	184,097
LPL Holdings, Inc., 5.15%, 6/15/30	360,000	366,708
Morgan Stanley, VRN, 5.16%, 4/20/29	271,000	277,104
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	180,256
Morgan Stanley, VRN, 6.63%, 11/1/34	760,000	852,124
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	162,121
Morgan Stanley, VRN, 4.89%, 10/22/36	165,000	164,157
Morgan Stanley, VRN, 5.52%, 11/19/55	143,000	144,714
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,069,000	1,051,131
		7,404,926
Chemicals — 0.0%
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(3)	170,000	170,257
Communications Equipment — 0.0%
Cisco Systems, Inc., 5.50%, 2/24/55	257,000	259,672
Consumer Finance — 0.2%
Ally Financial, Inc., 8.00%, 11/1/31	646,000	735,724
American Express Co., VRN, 4.80%, 10/24/36	546,000	539,956
Capital One Financial Corp., VRN, 2.36%, 7/29/32	410,000	356,361
OneMain Finance Corp., 7.50%, 5/15/31	179,000	187,133
		1,819,174
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	675,000	684,397
Massachusetts Institute of Technology, 5.62%, 6/1/55	95,000	101,118
Novant Health, Inc., 3.17%, 11/1/51	245,000	168,875
Pepperdine University, 3.30%, 12/1/59	355,000	225,162
		1,179,552

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Diversified REITs — 0.2%
Kilroy Realty LP, 3.05%, 2/15/30	$215,000	$198,234
Kilroy Realty LP, 2.50%, 11/15/32	280,000	232,904
Kilroy Realty LP, 2.65%, 11/15/33	283,000	231,422
Piedmont Operating Partnership LP, 9.25%, 7/20/28	435,000	481,577
Piedmont Operating Partnership LP, 6.875%, 7/15/29	78,000	82,654
Prologis Targeted U.S. Logistics Fund LP, 4.25%, 1/15/31(3)	125,000	124,143
Prologis Targeted U.S. Logistics Fund LP, 4.75%, 1/15/36(3)	280,000	274,325
Trust Fibra Uno, 4.87%, 1/15/30(3)	60,000	58,668
		1,683,927
Diversified Telecommunication Services — 0.0%
Sprint Capital Corp., 6.875%, 11/15/28	291,000	312,702
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 5.375%, 6/15/35	74,000	76,692
Arizona Public Service Co., 5.70%, 8/15/34	292,000	307,287
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	140,520
Commonwealth Edison Co., 5.95%, 6/1/55	123,000	131,430
Duke Energy Corp., 4.95%, 9/15/35	176,000	175,113
Duke Energy Florida LLC, 5.95%, 11/15/52	225,000	237,744
Duke Energy Progress LLC, 4.35%, 3/6/27	324,000	325,900
Duke Energy Progress LLC, 4.15%, 12/1/44	425,000	363,549
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	117,698
Duke Energy Progress LLC, 5.55%, 3/15/55	460,000	464,566
Electricite de France SA, 6.95%, 1/26/39(3)	503,000	563,840
Jersey Central Power & Light Co., 5.15%, 1/15/36(3)	267,000	270,873
Kentucky Utilities Co., 5.85%, 8/15/55	73,000	75,387
Louisville Gas & Electric Co., 5.85%, 8/15/55	73,000	75,271
MidAmerican Energy Co., 5.85%, 9/15/54	980,000	1,034,806
Niagara Mohawk Power Corp., 4.65%, 10/3/30(3)	135,000	136,133
Northern States Power Co., 5.10%, 5/15/53	260,000	249,371
Northern States Power Co., 5.65%, 5/15/55	157,000	162,101
PECO Energy Co., 5.65%, 9/15/55	229,000	235,256
RWE Finance U.S. LLC, 5.125%, 9/18/35(3)	151,000	149,041
Southern Co., VRN, 4.00%, 1/15/51	296,000	295,367
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	378,000	380,413
Union Electric Co., 5.45%, 3/15/53	225,000	222,181
		6,190,539
Electrical Equipment — 0.0%
Hubbell, Inc., 4.80%, 11/15/35(4)	130,000	129,522
Electronic Equipment, Instruments and Components — 0.2%
Amphenol Corp., 4.125%, 11/15/30(4)	406,000	402,873
Amphenol Corp., 4.40%, 2/15/33(4)	350,000	346,203
Amphenol Corp., 4.625%, 2/15/36(4)	430,000	422,776
Amphenol Corp., 5.30%, 11/15/55(4)	190,000	185,034
Keysight Technologies, Inc., 5.35%, 7/30/30	258,000	268,198
		1,625,084
Entertainment — 0.1%
Beignet Investor LLC, 6.58%, 5/30/49(3)	515,000	549,770
Warnermedia Holdings, Inc., 3.76%, 3/15/27	415,000	407,737
		957,507
Financial Services — 0.2%
Antares Holdings LP, 6.35%, 10/23/29(3)	665,000	678,812
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(3)	1,000,000	1,047,727

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	$263,000	$271,022
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	250,000	247,440
		2,245,001
Food Products — 0.1%
Flowers Foods, Inc., 5.75%, 3/15/35	225,000	227,611
Mars, Inc., 5.20%, 3/1/35(3)	528,000	542,130
Mars, Inc., 5.65%, 5/1/45(3)	315,000	321,258
Mars, Inc., 5.70%, 5/1/55(3)	179,000	182,262
		1,273,261
Gas Utilities — 0.0%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	158,000	155,616
Snam SpA, 6.50%, 5/28/55(3)	208,000	224,235
		379,851
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(3)	400,000	423,139
United Rentals North America, Inc., 6.00%, 12/15/29(3)	155,000	159,206
		582,345
Health Care Equipment and Supplies — 0.1%
Hologic, Inc., 3.25%, 2/15/29(3)	140,000	138,298
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(3)	428,000	440,841
		579,139
Health Care Providers and Services — 0.5%
Centene Corp., 4.625%, 12/15/29	170,000	165,023
CVS Health Corp., 5.45%, 9/15/35	174,000	177,750
CVS Health Corp., 6.00%, 6/1/44	410,000	415,580
CVS Health Corp., VRN, 7.00%, 3/10/55	245,000	257,796
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	131,904
Elevance Health, Inc., 5.00%, 1/15/36	165,000	164,398
HCA, Inc., 4.90%, 11/15/35	545,000	538,753
HCA, Inc., 6.20%, 3/1/55	130,000	135,126
HCA, Inc., 5.70%, 11/15/55	382,000	372,893
Icon Investments Six DAC, 6.00%, 5/8/34	166,000	174,236
IQVIA, Inc., 6.25%, 2/1/29	442,000	465,951
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	147,893
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,757
Tenet Healthcare Corp., 5.125%, 11/1/27	134,000	133,943
UnitedHealth Group, Inc., 5.30%, 6/15/35	393,000	406,946
UnitedHealth Group, Inc., 5.50%, 7/15/44	436,000	437,770
UnitedHealth Group, Inc., 5.05%, 4/15/53	495,000	454,738
		4,906,457
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 4.00%, 8/1/28(3)	585,000	575,851
Carnival Corp., 5.125%, 5/1/29(3)	207,000	209,688
Hyatt Hotels Corp., 5.75%, 3/30/32	161,000	168,186
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(3)	494,000	507,315
		1,461,040
Industrial Conglomerates — 0.0%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(3)	350,000	346,486
Insurance — 0.3%
Athene Global Funding, 5.53%, 7/11/31(3)	292,000	300,576
Beacon Funding Trust, 6.27%, 8/15/54(3)	310,000	319,130
CNA Financial Corp., 5.20%, 8/15/35	497,000	498,324

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
CNO Financial Group, Inc., 6.45%, 6/15/34	$215,000	$228,282
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(3)	440,000	430,201
Lincoln National Corp., 7.00%, 6/15/40	258,000	292,990
MetLife, Inc., 6.40%, 12/15/66	504,000	532,199
Wynnton Funding Trust II, 5.99%, 8/15/55(3)	349,000	358,818
		2,960,520
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 4.60%, 11/15/32(4)	595,000	598,165
Meta Platforms, Inc., 4.875%, 11/15/35(4)	420,000	422,020
Meta Platforms, Inc., 5.50%, 11/15/45(4)	195,000	193,449
Meta Platforms, Inc., 5.625%, 11/15/55(4)	540,000	536,389
Meta Platforms, Inc., 5.75%, 11/15/65(4)	290,000	287,837
		2,037,860
Machinery — 0.1%
AGCO Corp., 5.80%, 3/21/34	293,000	305,377
Nordson Corp., 4.50%, 12/15/29	495,000	499,314
Weir Group, Inc., 5.35%, 5/6/30(3)	421,000	432,043
		1,236,734
Media — 0.1%
Cox Communications, Inc., 5.70%, 6/15/33(3)	278,000	283,306
Paramount Global, 4.375%, 3/15/43	467,000	353,881
Time Warner Cable LLC, 6.55%, 5/1/37	429,000	439,875
		1,077,062
Metals and Mining — 0.2%
Glencore Funding LLC, 5.19%, 4/1/30(3)	600,000	617,816
Glencore Funding LLC, 5.89%, 4/4/54(3)	110,000	112,519
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	380,000	395,504
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	251,000	259,822
		1,385,661
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(3)	680,000	667,311
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(3)	525,000	551,886
		1,219,197
Multi-Utilities — 0.1%
NiSource, Inc., 5.35%, 7/15/35	340,000	347,074
Sempra, 3.25%, 6/15/27	180,000	177,076
Sempra, VRN, 4.125%, 4/1/52	728,000	711,845
		1,235,995
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Energy, Inc., 4.625%, 10/15/28	385,000	384,256
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(3)	330,000	352,214
Enbridge, Inc., VRN, 6.00%, 1/15/77	850,000	854,009
Energy Transfer LP, 6.55%, 12/1/33	601,000	657,140
Energy Transfer LP, 6.125%, 12/15/45	340,000	339,620
Eni SpA, 5.95%, 5/15/54(3)	307,000	305,546
Expand Energy Corp., 6.75%, 4/15/29(3)	122,000	123,006
Northern Natural Gas Co., 5.625%, 2/1/54(3)	155,000	153,790
Petroleos Mexicanos, 6.84%, 1/23/30	103,000	105,790
Petroleos Mexicanos, 5.95%, 1/28/31	1,110,000	1,086,469
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(3)	413,000	414,688
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(3)	207,000	210,728
Shell Finance U.S., Inc., 4.375%, 5/11/45	180,000	157,797

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
SM Energy Co., 6.75%, 9/15/26	$265,000	$265,417
Sunoco LP, 5.875%, 3/15/34(3)	337,000	337,162
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(3)	248,000	262,817
		6,010,449
Passenger Airlines — 0.1%
Southwest Airlines Co., 4.375%, 11/15/28(4)	505,000	503,989
United Airlines, Inc., 4.625%, 4/15/29(3)	305,000	302,269
		806,258
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(3)	445,000	446,861
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	365,000	363,444
Merck & Co., Inc., 5.70%, 9/15/55	249,000	256,974
		620,418
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.80%, 2/15/36	260,000	258,176
Foundry JV Holdco LLC, 5.50%, 1/25/31(3)	417,000	432,768
Foundry JV Holdco LLC, 5.875%, 1/25/34(3)	215,000	222,197
Foundry JV Holdco LLC, 6.25%, 1/25/35(3)	410,000	436,768
Foundry JV Holdco LLC, 6.10%, 1/25/36(3)	252,000	266,502
Foundry JV Holdco LLC, 6.30%, 1/25/39(3)	497,000	529,320
Intel Corp., 5.15%, 2/21/34	280,000	284,343
Intel Corp., 5.60%, 2/21/54	215,000	205,768
Micron Technology, Inc., 5.30%, 1/15/31	620,000	641,092
		3,276,934
Software — 0.4%
AppLovin Corp., 5.125%, 12/1/29	107,000	109,250
AppLovin Corp., 5.375%, 12/1/31	211,000	217,869
AppLovin Corp., 5.50%, 12/1/34	345,000	354,555
Oracle Corp., 4.80%, 9/26/32	1,260,000	1,247,389
Oracle Corp., 5.20%, 9/26/35	540,000	532,034
Oracle Corp., 5.50%, 9/27/64	200,000	174,597
Synopsys, Inc., 5.00%, 4/1/32	670,000	684,279
		3,319,973
Specialized REITs — 0.1%
American Tower Corp., 5.35%, 3/15/35	480,000	493,553
EPR Properties, 4.95%, 4/15/28	520,000	525,163
EPR Properties, 3.75%, 8/15/29	110,000	105,996
		1,124,712
Specialty Retail — 0.1%
Lowe's Cos., Inc., 4.50%, 10/15/32	400,000	396,376
Lowe's Cos., Inc., 4.85%, 10/15/35	585,000	577,909
		974,285
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 4.50%, 2/15/31	455,000	453,859
Dell International LLC/EMC Corp., 5.30%, 4/1/32	168,000	173,565
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	295,000	298,151
		925,575
Textiles, Apparel and Luxury Goods — 0.0%
Gildan Activewear, Inc., 4.70%, 10/7/30(3)	155,000	154,367
Gildan Activewear, Inc., 5.40%, 10/7/35(3)	265,000	264,067
		418,434

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33	$461,000	$515,841
TOTAL CORPORATE BONDS (Cost $75,514,217)		76,422,801
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Private Sponsor Collateralized Mortgage Obligations — 4.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	985	987
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(3)	745,135	751,593
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(3)	945,357	882,915
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(3)	794,499	804,895
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(3)	335,890	339,892
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(3)	482,696	482,800
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(3)	795,701	797,915
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(3)	289,159	289,145
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(3)	1,155,935	1,163,984
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(3)	1,374,173	1,393,723
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(3)	1,680,807	1,694,248
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	711	709
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(3)	1,229,870	1,234,920
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(3)	829,958	841,667
Citigroup Mortgage Loan Trust, Inc., Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(3)	777,454	782,432
EFMT, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(3)	548,369	552,357
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(3)	818,395	827,011
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	147,017	131,705
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(3)	406,110	410,974
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(3)	545,797	550,167
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(3)	429,049	434,422
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(3)	421,505	425,330
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(3)	779,778	784,686
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(3)	1,221,770	1,228,422
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	134,342	121,153
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(3)	1,082,228	1,088,673
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(3)	280,000	284,254
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(3)	763,826	767,169
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(3)	532,011	532,857
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(3)	1,186,522	1,202,918
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(3)	460,711	464,201
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(3)	598,724	601,283
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(3)	724,537	735,293
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(3)	1,065,534	1,080,676
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(3)	523,806	530,549
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(3)	689,314	699,364
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(3)	537,787	544,552
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.70%, 4/25/53(3)	329,342	324,865
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(3)	272,597	276,169
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(3)	556,390	565,539
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(3)	1,934,135	1,948,548
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(3)	1,217,051	1,224,259
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(3)	1,528,130	1,536,020
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(3)	1,254,681	1,261,725
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(3)	565,767	568,949
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(3)	397,378	399,701

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(3)	$268,381	$268,805
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(3)	367,783	370,980
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(3)	669,378	676,817
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(3)	304,245	304,534
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(3)	436,308	438,304
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(3)	691,634	696,196
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(3)	336,765	338,016
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(3)	1,422,465	1,427,231
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(3)	998,297	1,004,252
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	33,224	29,955
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.89%, 3/25/64(3)	932,669	949,310
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	137,957	128,961
		40,198,977
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.30%, (30-day average SOFR plus 3.11%), 10/25/29	96,060	98,433
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,392,629	949,134
		1,047,567
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,791,776)		41,246,544
ASSET-BACKED SECURITIES — 1.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	642,000	626,295
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	577,673	547,570
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(3)	515,089	522,102
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(3)	731,083	729,306
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(3)	700,000	689,732
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	1,748,776	1,675,845
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	1,000,000	995,128
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	232,127	214,332
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	445,178	369,004
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(3)	548,605	449,607
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(3)	600,000	609,756
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(3)	1,209,614	1,167,864
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,350,000	885,270
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(3)	536,789	551,197
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(3)	504,147	508,033
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(3)	313,209	316,723
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(3)	229,748	233,138
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(3)	697,176	705,526
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(3)	243,467	244,270
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(3)	625,224	629,453
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(3)	300,000	310,504
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(3)	150,000	155,429
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	57,590	57,308
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(3)	1,180,080	1,195,439
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(3)	525,000	527,243
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(3)	510,659	516,697
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(3)	1,028,427	1,029,928
TOTAL ASSET-BACKED SECURITIES (Cost $16,922,877)		16,462,699
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Banks — 1.3%
Australia & New Zealand Banking Group Ltd., 6.75%(3)	205,000	208,249
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	602,743

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Banco Santander SA, 4.75%	800,000	$788,857
BNP Paribas SA, 8.50%(3)	1,042,000	1,104,370
Danske Bank AS, 4.375%	1,470,000	1,463,780
ING Groep NV, 5.75%	700,000	703,445
ING Groep NV, 7.50%	835,000	873,244
Lloyds Banking Group PLC, 6.75%	520,000	524,389
Macquarie Bank Ltd., 6.125%(3)	647,000	659,704
NatWest Group PLC, 6.00%	1,425,000	1,429,064
Nordea Bank Abp, 6.625%(3)	1,250,000	1,259,880
Skandinaviska Enskilda Banken AB, 6.875%	800,000	820,945
Societe Generale SA, 4.75%(3)	92,000	91,630
Societe Generale SA, 9.375%(3)	600,000	644,653
Svenska Handelsbanken AB, 4.375%	1,000,000	988,216
		12,163,169
Capital Markets — 0.1%
UBS Group AG, 9.25%(3)	485,000	529,196
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $12,546,788)		12,692,365
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(3)	$505,000	519,523
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,322,947
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	730,037
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	355,610
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(3)	1,064,000	1,053,541
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(3)	557,000	565,658
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(3)	760,000	775,953
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(3)	765,000	795,838
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.48%, (1-month SOFR plus 1.44%), 2/15/42(3)	1,213,000	1,207,279
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,215,355)		7,326,386
COLLATERALIZED LOAN OBLIGATIONS — 0.6%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.26%, (1-month SOFR plus 2.23%), 2/19/38(3)	197,895	197,943
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.58%, (3-month SOFR plus 1.70%), 1/17/38(3)	850,000	850,947
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 5.63%, (3-month SOFR plus 1.75%), 1/20/39(3)	850,000	851,409
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 5.68%, (3-month SOFR plus 1.80%), 1/20/38(3)	843,000	844,640
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.64%, (3-month SOFR plus 1.78%), 1/25/38(3)	400,000	400,867
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.59%, (1-month SOFR plus 1.56%), 10/16/36(3)	1,075,000	1,072,777
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 5.86%, (3-month SOFR plus 1.96%), 1/16/31(3)	90,757	90,646
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.41%, (3-month SOFR plus 1.20%), 2/15/33(3)	500,000	496,309
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.12%, (3-month SOFR plus 1.91%), 8/15/30(3)	575,781	575,425
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,381,575)		5,380,963
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	796,547
FNMA, 0.75%, 10/8/27	2,000,000	1,892,917
FNMA, 0.875%, 8/5/30	1,900,000	1,668,981
FNMA, 6.625%, 11/15/30	400,000	452,759
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,886,690)		4,811,204
PREFERRED SECURITIES — 0.5%
Banks — 0.4%
Citigroup, Inc., 3.875%	1,487,000	1,479,549

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Citigroup, Inc., 4.00%	547,000	$546,669
M&T Bank Corp., 5.125%	40,000	39,980
Wells Fargo & Co., 3.90%	1,110,000	1,103,390
		3,169,588
Capital Markets — 0.1%
Charles Schwab Corp., 4.00%	1,110,000	1,101,221
TOTAL PREFERRED SECURITIES (Cost $4,214,576)		4,270,809
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	$500,000	347,994
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	224,222
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	603,197
Houston GO, 3.96%, 3/1/47	120,000	106,368
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	442,998
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	134,723
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	111,224
New York City GO, 6.27%, 12/1/37	95,000	103,571
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	249,125
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	47,981
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	161,416
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(5)	180,000	183,707
State of California GO, 7.60%, 11/1/40	80,000	99,066
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	190,243
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	55,000	59,068
University of California Rev., 3.07%, 5/15/51	180,000	125,042
TOTAL MUNICIPAL SECURITIES (Cost $3,733,241)		3,189,945
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF (Cost $1,700,866)	2,542	1,741,855
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54	$170,000	168,279
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(3)	865,000	879,835
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,027,297)		1,048,114
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,580,120)	17,580,120	17,580,120
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $678,239,035)		932,055,351
OTHER ASSETS AND LIABILITIES — (1.6)%		(15,008,873)
TOTAL NET ASSETS — 100.0%		$917,046,478

Schedule of Investments - Balanced Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	47,754	USD	55,614	Goldman Sachs & Co. LLC	12/19/25	$(429)
EUR	42,632	USD	49,460	Morgan Stanley & Co. LLC	12/19/25	(194)
EUR	62,626	USD	72,739	Morgan Stanley & Co. LLC	12/19/25	(368)
USD	388,957	EUR	328,001	Citibank NA	12/19/25	9,920
USD	388,827	EUR	328,001	Goldman Sachs & Co. LLC	12/19/25	9,790
USD	50,288	EUR	42,632	Goldman Sachs & Co. LLC	12/19/25	1,022
USD	41,949	EUR	35,692	Goldman Sachs & Co. LLC	12/19/25	704
USD	50,043	EUR	42,962	Goldman Sachs & Co. LLC	12/19/25	396
USD	388,896	EUR	328,001	Morgan Stanley & Co. LLC	12/19/25	9,859
USD	70,513	EUR	59,817	Morgan Stanley & Co. LLC	12/19/25	1,389
USD	57,931	EUR	49,737	Morgan Stanley & Co. LLC	12/19/25	455
USD	56,193	EUR	47,920	Morgan Stanley & Co. LLC	12/19/25	817
USD	47,900	EUR	41,310	Morgan Stanley & Co. LLC	12/19/25	163
USD	388,925	EUR	328,001	UBS AG	12/19/25	9,888
USD	46,876	EUR	40,153	UBS AG	12/19/25	475
NZD	2,008,723	USD	1,152,738	UBS AG	12/17/25	(1,143)
USD	25,707	NZD	44,735	JPMorgan Chase Bank NA	12/17/25	60
USD	1,173,463	NZD	1,963,988	Morgan Stanley & Co. LLC	12/17/25	47,515
						$90,319

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.K. Gilt 10-Year Bonds	15	December 2025	$1,844,828	$45,891
U.S. Treasury 10-Year Ultra Notes	69	December 2025	7,968,422	(42,902)
U.S. Treasury Long Bonds	13	December 2025	1,525,063	28,240
U.S. Treasury Ultra Bonds	153	December 2025	18,556,031	462,624
			$29,894,344	$493,853
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$2,400,000	$(164,909)	$(29,464)	$(194,373)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Balanced Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,594,439.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $93,120,606, which represented 10.2% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.

Schedule of Investments - Balanced Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$550,616,204	$2,055,409	—
U.S. Government Agency Mortgage-Backed Securities	—	103,372,231	—
U.S. Treasury Securities	—	83,837,702	—
Corporate Bonds	—	76,422,801	—
Collateralized Mortgage Obligations	—	41,246,544	—
Asset-Backed Securities	—	16,462,699	—
Convertible Preferred Securities	—	12,692,365	—
Commercial Mortgage-Backed Securities	—	7,326,386	—
Collateralized Loan Obligations	—	5,380,963	—
U.S. Government Agency Securities	—	4,811,204	—
Preferred Securities	—	4,270,809	—
Municipal Securities	—	3,189,945	—
Exchange-Traded Funds	1,741,855	—	—
Sovereign Governments and Agencies	—	1,048,114	—
Short-Term Investments	17,580,120	—	—
	$569,938,179	$362,117,172	—
Other Financial Instruments
Futures Contracts	$490,864	$45,891	—
Forward Foreign Currency Exchange Contracts	—	92,453	—
	$490,864	$138,344	—

Liabilities
Other Financial Instruments
Futures Contracts	$42,902	—	—
Swap Agreements	—	$194,373	—
Forward Foreign Currency Exchange Contracts	—	2,134	—
	$42,902	$196,507	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on swap agreements*	$2,102	—	—	$2,102
Unrealized appreciation on forward foreign currency exchange contracts	—	$92,453	—	92,453
				$94,555
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$87,546	$87,546
Unrealized depreciation on forward foreign currency exchange contracts	—	$2,134	—	2,134
				$89,680
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Balanced Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(23,263)	—	$(23,263)
Futures contract transactions	—	—	$(2,028,713)	(2,028,713)
Swap agreement transactions	$(162,578)	—	—	(162,578)
				$(2,214,554)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(59,887)	—	$(59,887)
Futures contracts	—	—	$1,520,976	1,520,976
Swap agreements	$(29,464)	—	—	(29,464)
				$1,431,625
See Notes to Financial Statements.

Schedule of Investments - Growth Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
General Electric Co.	697,384	$215,456,787
Automobiles — 3.2%
Tesla, Inc.(1)	1,181,923	539,618,765
Banks — 0.4%
Regions Financial Corp.	2,959,823	71,627,717
Biotechnology — 2.3%
AbbVie, Inc.	1,241,649	270,729,148
Vertex Pharmaceuticals, Inc.(1)	274,187	116,685,761
		387,414,909
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	3,214,457	785,034,688
Building Products — 0.7%
Trane Technologies PLC	207,278	92,995,274
Trex Co., Inc.(1)	624,040	30,153,613
		123,148,887
Capital Markets — 1.1%
Goldman Sachs Group, Inc.	83,597	65,988,964
KKR & Co., Inc.	411,993	48,751,132
S&P Global, Inc.	146,397	71,326,082
		186,066,178
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	1,207,310	51,926,403
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	1,001,793	157,972,738
Motorola Solutions, Inc.	108,207	44,008,869
		201,981,607
Construction and Engineering — 0.3%
Sterling Infrastructure, Inc.(1)	130,589	49,349,583
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	229,207	208,910,720
Electrical Equipment — 1.1%
Eaton Corp. PLC	134,775	51,424,749
GE Vernova, Inc.	215,976	126,376,197
		177,800,946
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	1,190,515	165,886,360
Entertainment — 2.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	458,419	45,773,137
Netflix, Inc.(1)	211,501	236,640,009
Spotify Technology SA(1)	129,619	84,941,923
		367,355,069
Financial Services — 3.7%
Adyen NV(1)	19,083	32,698,419
Apollo Global Management, Inc.	451,767	56,159,156
Mastercard, Inc., Class A	644,594	355,809,442
Visa, Inc., Class A	504,822	172,013,048
		616,680,065
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	1,812,327	174,889,555

Schedule of Investments - Growth Fund

	Shares	Value
Health Care Equipment and Supplies — 1.1%
IDEXX Laboratories, Inc.(1)	47,072	$29,632,295
Intuitive Surgical, Inc.(1)	292,172	156,101,656
		185,733,951
Health Care Providers and Services — 0.5%
Cencora, Inc.	251,798	85,059,882
Hotels, Restaurants and Leisure — 1.6%
Airbnb, Inc., Class A(1)	481,365	60,911,927
Chipotle Mexican Grill, Inc.(1)	1,613,476	51,131,055
Dutch Bros, Inc., Class A(1)	883,968	49,095,583
Expedia Group, Inc.	242,033	53,247,260
Marriott International, Inc., Class A	168,368	43,873,333
		258,259,158
Household Products — 0.6%
Church & Dwight Co., Inc.	344,612	30,219,026
Procter & Gamble Co.	435,520	65,489,143
		95,708,169
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	292,328	55,045,362
Interactive Media and Services — 10.3%
Alphabet, Inc., Class A	3,945,653	1,109,478,167
Meta Platforms, Inc., Class A	849,392	550,703,303
Pinterest, Inc., Class A(1)	1,741,335	57,638,189
		1,717,819,659
IT Services — 2.4%
Cloudflare, Inc., Class A(1)	268,523	68,016,876
MongoDB, Inc.(1)	227,684	81,925,257
Okta, Inc.(1)	961,462	88,002,617
Snowflake, Inc., Class A(1)	564,616	155,201,646
		393,146,396
Machinery — 0.7%
Parker-Hannifin Corp.	63,864	49,356,015
Xylem, Inc.	421,631	63,603,036
		112,959,051
Oil, Gas and Consumable Fuels — 0.2%
Cheniere Energy, Inc.	126,840	26,890,080
Pharmaceuticals — 3.1%
Eli Lilly & Co.	501,233	432,493,906
Zoetis, Inc.	536,860	77,356,158
		509,850,064
Professional Services — 0.2%
Automatic Data Processing, Inc.	133,029	34,627,449
Semiconductors and Semiconductor Equipment — 21.0%
Analog Devices, Inc.	186,306	43,619,824
Applied Materials, Inc.	220,350	51,363,585
ARM Holdings PLC, ADR(1)	211,130	35,854,097
ASML Holding NV	44,506	47,056,610
Broadcom, Inc.	2,656,827	982,042,964
NVIDIA Corp.	10,877,272	2,202,538,807
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	418,345	125,683,388
		3,488,159,275
Software — 20.0%
AppLovin Corp., Class A(1)	300,010	191,205,373

Schedule of Investments - Growth Fund

	Shares	Value
Cadence Design Systems, Inc.(1)	543,934	$184,225,006
Crowdstrike Holdings, Inc., Class A(1)	262,328	142,446,727
Datadog, Inc., Class A(1)	519,561	84,589,726
Dynatrace, Inc.(1)	1,828,036	92,443,781
Gitlab, Inc., Class A(1)	896,300	43,694,625
Microsoft Corp.	4,102,800	2,124,470,868
Oracle Corp.	331,673	87,100,647
Palantir Technologies, Inc., Class A(1)	468,301	93,880,302
ServiceNow, Inc.(1)	176,465	162,220,745
Workday, Inc., Class A(1)	449,566	107,859,875
		3,314,137,675
Specialty Retail — 2.3%
Home Depot, Inc.	413,971	157,139,252
O'Reilly Automotive, Inc.(1)	884,059	83,490,532
TJX Cos., Inc.	563,600	78,982,904
Tractor Supply Co.	1,055,618	57,119,490
		376,732,178
Technology Hardware, Storage and Peripherals — 9.3%
Apple, Inc.	5,719,372	1,546,346,608
Trading Companies and Distributors — 0.3%
Fastenal Co.	1,037,232	42,682,097
TOTAL COMMON STOCKS (Cost $6,074,717,606)		16,566,305,293
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	55,532	55,532
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $35,573,647), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $34,888,061)		34,876,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,931,532)		34,931,532
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,109,649,138)		16,601,236,825
OTHER ASSETS AND LIABILITIES — 0.0%		(3,095,098)
TOTAL NET ASSETS — 100.0%		$16,598,141,727

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,239,932	USD	2,601,628	Morgan Stanley & Co. LLC	12/19/25	$(13,174)
USD	15,879,462	EUR	13,390,915	Citibank NA	12/19/25	404,991
USD	1,954,568	EUR	1,692,115	Citibank NA	12/19/25	(831)
USD	15,874,166	EUR	13,390,915	Goldman Sachs & Co. LLC	12/19/25	399,695
USD	15,876,985	EUR	13,390,915	Morgan Stanley & Co. LLC	12/19/25	402,514
USD	4,388,128	EUR	3,722,465	Morgan Stanley & Co. LLC	12/19/25	86,467
USD	1,902,696	EUR	1,622,559	Morgan Stanley & Co. LLC	12/19/25	27,675
USD	15,878,157	EUR	13,390,915	UBS AG	12/19/25	403,686
USD	1,986,618	EUR	1,701,694	UBS AG	12/19/25	20,148
						$1,731,171

Schedule of Investments - Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,486,550,264	$79,755,029	—
Short-Term Investments	55,532	34,876,000	—
	$16,486,605,796	$114,631,029	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,745,176	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$14,005	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$1,745,176
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$14,005

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(1,796,362)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(3,795,099)

See Notes to Financial Statements.

Schedule of Investments - Heritage Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 6.8%
Axon Enterprise, Inc.(1)	137,674	$100,809,033
Curtiss-Wright Corp.	119,809	71,373,815
HEICO Corp.	200,543	63,726,549
Howmet Aerospace, Inc.	885,547	182,378,405
		418,287,802
Banks — 0.5%
NU Holdings Ltd., Class A(1)	2,024,893	32,621,026
Biotechnology — 4.9%
Alnylam Pharmaceuticals, Inc.(1)	155,241	70,796,106
Argenx SE, ADR(1)	107,045	87,616,332
Natera, Inc.(1)	706,716	140,587,014
		298,999,452
Broadline Retail — 1.9%
Coupang, Inc.(1)	3,673,875	117,453,784
Building Products — 1.0%
Johnson Controls International PLC	524,019	59,942,533
Capital Markets — 4.8%
Ares Management Corp., Class A	524,237	77,959,284
Coinbase Global, Inc., Class A(1)	87,860	30,204,511
LPL Financial Holdings, Inc.	245,564	92,653,753
MSCI, Inc.	74,462	43,824,610
TPG, Inc.	889,734	48,970,959
		293,613,117
Chemicals — 0.9%
Element Solutions, Inc.	1,996,003	53,333,200
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	259,346	54,006,211
Communications Equipment — 1.5%
Ciena Corp.(1)	474,958	90,204,023
Construction and Engineering — 1.7%
EMCOR Group, Inc.	154,544	104,437,744
Construction Materials — 1.0%
Vulcan Materials Co.	204,485	59,198,408
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	108,768	55,818,650
Sprouts Farmers Market, Inc.(1)	424,395	33,510,229
		89,328,879
Distributors — 1.0%
Pool Corp.	238,005	63,561,615
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(1)	166,898	18,230,268
Duolingo, Inc.(1)	73,331	19,846,302
		38,076,570
Electrical Equipment — 2.9%
Hubbell, Inc.	60,547	28,457,090
Vertiv Holdings Co., Class A	765,439	147,622,566
		176,079,656
Electronic Equipment, Instruments and Components — 0.8%
Coherent Corp.(1)	351,479	46,381,169

Schedule of Investments - Heritage Fund

	Shares	Value
Entertainment — 3.1%
ROBLOX Corp., Class A(1)	1,171,490	$133,221,843
Spotify Technology SA(1)	86,265	56,531,180
		189,753,023
Financial Services — 2.1%
Affirm Holdings, Inc.(1)	348,258	25,032,785
Corpay, Inc.(1)	275,154	71,636,344
Toast, Inc., Class A(1)	966,037	34,912,577
		131,581,706
Ground Transportation — 0.6%
Norfolk Southern Corp.	130,065	36,857,820
Health Care Equipment and Supplies — 5.0%
Dexcom, Inc.(1)	1,709,589	99,532,272
GE HealthCare Technologies, Inc.(1)	1,080,133	80,955,968
IDEXX Laboratories, Inc.(1)	63,484	39,963,813
Insulet Corp.(1)	269,837	84,461,679
		304,913,732
Health Care Providers and Services — 1.4%
Cencora, Inc.	263,429	88,988,951
Health Care Technology — 1.7%
Veeva Systems, Inc., Class A(1)	349,586	101,799,443
Hotels, Restaurants and Leisure — 10.1%
Chipotle Mexican Grill, Inc.(1)	378,073	11,981,133
DoorDash, Inc., Class A(1)	173,112	44,034,500
Flutter Entertainment PLC(1)	456,921	106,275,255
Hilton Worldwide Holdings, Inc.	684,853	175,979,827
Royal Caribbean Cruises Ltd.	633,476	181,699,921
Viking Holdings Ltd.(1)	1,150,750	70,023,138
Wingstop, Inc.	136,583	29,587,975
		619,581,749
Household Durables — 0.9%
TopBuild Corp.(1)	128,623	54,340,645
Household Products — 0.1%
Church & Dwight Co., Inc.	108,814	9,541,900
Independent Power and Renewable Electricity Producers — 3.2%
Vistra Corp.	1,039,337	195,707,157
Interactive Media and Services — 0.8%
Reddit, Inc., Class A(1)	237,667	49,660,520
IT Services — 3.8%
Cloudflare, Inc., Class A(1)	799,330	202,470,289
Snowflake, Inc., Class A(1)	117,211	32,218,960
		234,689,249
Life Sciences Tools and Services — 4.7%
Bio-Techne Corp.	1,763,577	110,347,013
IQVIA Holdings, Inc.(1)	410,675	88,894,710
West Pharmaceutical Services, Inc.	309,913	87,417,160
		286,658,883
Machinery — 0.7%
Crane Co.	240,632	45,720,080
Media — 0.8%
Trade Desk, Inc., Class A(1)	948,881	47,709,737
Oil, Gas and Consumable Fuels — 2.3%
Expand Energy Corp.	389,954	40,286,148

Schedule of Investments - Heritage Fund

	Shares	Value
Permian Resources Corp.	2,246,947	$28,221,654
Targa Resources Corp.	457,100	70,411,684
		138,919,486
Professional Services — 2.5%
CACI International, Inc., Class A(1)	70,985	39,911,316
Equifax, Inc.	238,660	50,381,126
Verisk Analytics, Inc.	276,128	60,405,762
		150,698,204
Semiconductors and Semiconductor Equipment — 4.2%
Astera Labs, Inc.(1)	191,593	35,766,581
Lattice Semiconductor Corp.(1)	1,042,374	76,051,607
Monolithic Power Systems, Inc.	143,412	144,129,060
		255,947,248
Software — 11.2%
Cadence Design Systems, Inc.(1)	280,758	95,089,927
Datadog, Inc., Class A(1)	790,147	128,643,833
Fair Isaac Corp.(1)	55,089	91,421,848
Guidewire Software, Inc.(1)	531,208	124,111,437
HubSpot, Inc.(1)	153,281	75,401,989
Samsara, Inc., Class A(1)	1,555,086	62,467,805
Zscaler, Inc.(1)	324,771	107,544,669
		684,681,508
Specialty Retail — 3.2%
Burlington Stores, Inc.(1)	368,384	100,786,179
Carvana Co.(1)	320,128	98,132,037
		198,918,216
Technology Hardware, Storage and Peripherals — 0.2%
Super Micro Computer, Inc.(1)(2)	296,743	15,418,766
Textiles, Apparel and Luxury Goods — 1.3%
On Holding AG, Class A(1)	2,138,816	79,457,014
Trading Companies and Distributors — 2.5%
Fastenal Co.	2,052,700	84,468,605
WESCO International, Inc.	268,653	69,723,513
		154,192,118
TOTAL COMMON STOCKS (Cost $4,582,932,466)		6,071,262,344
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,509	91,509
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $58,876,465), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $57,741,962)		57,722,000
TOTAL SHORT-TERM INVESTMENTS (Cost $57,813,509)		57,813,509
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,640,745,975)		6,129,075,853
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,319,539)
TOTAL NET ASSETS — 100.0%		$6,125,756,314

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,347,649. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $4,303,946, all of which is securities collateral.

Schedule of Investments - Heritage Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,071,262,344	—	—
Short-Term Investments	91,509	$57,722,000	—
	$6,071,353,853	$57,722,000	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$1,457,670
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(884,544)

See Notes to Financial Statements.

Schedule of Investments - Large Cap Equity Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 100.0%
Air Freight and Logistics — 0.3%
FedEx Corp.	44,690	$11,343,216
Automobiles — 1.7%
Tesla, Inc.(1)	127,601	58,257,513
Banks — 4.1%
Bank of America Corp.	920,641	49,208,262
JPMorgan Chase & Co.	169,370	52,694,394
Regions Financial Corp.	1,567,051	37,922,634
		139,825,290
Beverages — 0.7%
PepsiCo, Inc.	166,657	24,346,921
Biotechnology — 2.2%
AbbVie, Inc.	145,356	31,693,422
Gilead Sciences, Inc.	216,165	25,894,405
Vertex Pharmaceuticals, Inc.(1)	40,213	17,113,447
		74,701,274
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	537,631	131,300,243
Building Products — 1.4%
Johnson Controls International PLC	416,364	47,627,878
Capital Markets — 4.5%
Ameriprise Financial, Inc.	40,911	18,523,273
Blackrock, Inc.	20,076	21,738,494
Goldman Sachs Group, Inc.	31,992	25,253,525
Intercontinental Exchange, Inc.	97,722	14,295,751
KKR & Co., Inc.	132,479	15,676,240
Morgan Stanley	141,123	23,144,172
S&P Global, Inc.	67,698	32,983,143
		151,614,598
Chemicals — 1.5%
Ecolab, Inc.	73,549	18,857,963
Linde PLC	71,939	30,092,084
Solstice Advanced Materials, Inc.(1)	29,502	1,329,655
		50,279,702
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	234,856	10,101,157
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	144,131	22,728,017
Motorola Solutions, Inc.	63,410	25,789,481
		48,517,498
Consumer Finance — 1.0%
American Express Co.	92,650	33,421,634
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	24,302	22,150,058
Sysco Corp.	314,824	23,385,127
		45,535,185
Containers and Packaging — 0.4%
Ball Corp.	273,364	12,848,108
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	247,091	9,819,396

Schedule of Investments - Large Cap Equity Fund

	Shares	Value
Electric Utilities — 1.6%
NextEra Energy, Inc.	657,533	$53,523,186
Electrical Equipment — 1.2%
Eaton Corp. PLC	71,968	27,460,110
GE Vernova, Inc.	25,268	14,785,318
		42,245,428
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	76,155	12,136,822
Energy Equipment and Services — 0.6%
SLB Ltd.	570,354	20,566,965
Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One, Class C(1)	54,943	5,486,059
Netflix, Inc.(1)	28,112	31,453,392
		36,939,451
Financial Services — 2.6%
Mastercard, Inc., Class A	105,983	58,501,556
Visa, Inc., Class A	92,697	31,585,576
		90,087,132
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	183,847	17,741,236
Union Pacific Corp.	71,801	15,822,786
		33,564,022
Health Care Equipment and Supplies — 1.0%
IDEXX Laboratories, Inc.(1)	29,885	18,812,906
Intuitive Surgical, Inc.(1)	31,756	16,966,596
		35,779,502
Health Care Providers and Services — 1.8%
Cencora, Inc.	49,086	16,581,742
Cigna Group	100,320	24,519,211
UnitedHealth Group, Inc.	54,675	18,674,793
		59,775,746
Health Care REITs — 1.0%
Welltower, Inc.	186,081	33,688,104
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	45,002	5,694,553
Booking Holdings, Inc.	3,549	18,020,900
Marriott International, Inc., Class A	75,828	19,759,260
		43,474,713
Household Products — 1.8%
Church & Dwight Co., Inc.	168,409	14,767,785
Colgate-Palmolive Co.	129,161	9,951,855
Procter & Gamble Co.	239,549	36,020,983
		60,740,623
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	118,009	23,758,752
Industrial REITs — 1.0%
Prologis, Inc.	267,127	33,147,789
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	77,536	13,813,039
MetLife, Inc.	298,399	23,818,208
Progressive Corp.	64,425	13,271,550
		50,902,797

Schedule of Investments - Large Cap Equity Fund

	Shares	Value
Interactive Media and Services — 7.6%
Alphabet, Inc., Class A	653,654	$183,800,968
Meta Platforms, Inc., Class A	115,925	75,159,974
		258,960,942
IT Services — 1.8%
International Business Machines Corp.	171,229	52,637,507
MongoDB, Inc.(1)	25,597	9,210,312
		61,847,819
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	90,145	13,193,622
Danaher Corp.	149,015	32,094,851
Thermo Fisher Scientific, Inc.	43,153	24,484,581
		69,773,054
Machinery — 2.7%
Cummins, Inc.	66,452	29,084,712
Deere & Co.	33,819	15,611,865
Parker-Hannifin Corp.	22,198	17,155,280
Xylem, Inc.	193,833	29,239,708
		91,091,565
Oil, Gas and Consumable Fuels — 1.4%
Cheniere Energy, Inc.	108,929	23,092,948
Williams Cos., Inc.	448,946	25,980,505
		49,073,453
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	179,340	8,262,194
Eli Lilly & Co.	49,366	42,595,947
Merck & Co., Inc.	158,567	13,633,590
Zoetis, Inc.	147,975	21,321,718
		85,813,449
Professional Services — 0.7%
Automatic Data Processing, Inc.	92,142	23,984,563
Semiconductors and Semiconductor Equipment — 15.2%
Analog Devices, Inc.	167,682	39,259,387
Applied Materials, Inc.	47,788	11,139,383
ARM Holdings PLC, ADR(1)	45,648	7,751,943
ASML Holding NV	11,336	11,985,659
Broadcom, Inc.	322,441	119,183,867
NVIDIA Corp.	1,531,110	310,034,464
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	56,975	17,116,999
		516,471,702
Software — 12.4%
AppLovin Corp., Class A(1)	27,398	17,461,567
Cadence Design Systems, Inc.(1)	105,609	35,768,712
Crowdstrike Holdings, Inc., Class A(1)	30,305	16,455,918
Dynatrace, Inc.(1)	336,249	17,004,112
Microsoft Corp.	531,261	275,092,258
Salesforce, Inc.	56,760	14,780,872
ServiceNow, Inc.(1)	29,402	27,028,671
Workday, Inc., Class A(1)	81,966	19,665,283
		423,257,393
Specialized REITs — 0.5%
Equinix, Inc.	19,347	16,367,755

Schedule of Investments - Large Cap Equity Fund

	Shares	Value
Specialty Retail — 3.6%
Home Depot, Inc.	123,789	$46,989,066
O'Reilly Automotive, Inc.(1)	204,107	19,275,865
TJX Cos., Inc.	244,083	34,205,792
Tractor Supply Co.	395,975	21,426,207
		121,896,930
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	627,046	169,534,427
Trading Companies and Distributors — 1.0%
Ferguson Enterprises, Inc.	63,738	15,838,893
United Rentals, Inc.	22,949	19,992,710
		35,831,603
TOTAL COMMON STOCKS (Cost $1,695,427,254)		3,403,775,300
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,726	10,726
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50% - 4.75%, 11/15/54 - 8/15/55, valued at $6,876,014), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $6,743,331)		6,741,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,751,726)		6,751,726
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,702,178,980)		3,410,527,026
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,766,828)
TOTAL NET ASSETS — 100.0%		$3,404,760,198

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	278,469	USD	324,299	Goldman Sachs & Co. LLC	12/19/25	$(2,502)
EUR	248,598	USD	288,413	Morgan Stanley & Co. LLC	12/19/25	(1,134)
EUR	365,189	USD	424,159	Morgan Stanley & Co. LLC	12/19/25	(2,148)
USD	2,299,926	EUR	1,939,494	Citibank NA	12/19/25	58,658
USD	2,299,159	EUR	1,939,494	Goldman Sachs & Co. LLC	12/19/25	57,891
USD	297,354	EUR	252,085	Goldman Sachs & Co. LLC	12/19/25	6,045
USD	248,047	EUR	211,048	Goldman Sachs & Co. LLC	12/19/25	4,160
USD	291,815	EUR	250,526	Goldman Sachs & Co. LLC	12/19/25	2,309
USD	2,299,568	EUR	1,939,494	Morgan Stanley & Co. LLC	12/19/25	58,299
USD	277,134	EUR	235,093	Morgan Stanley & Co. LLC	12/19/25	5,461
USD	337,812	EUR	290,032	Morgan Stanley & Co. LLC	12/19/25	2,653
USD	327,677	EUR	279,432	Morgan Stanley & Co. LLC	12/19/25	4,766
USD	279,319	EUR	240,890	Morgan Stanley & Co. LLC	12/19/25	948
USD	2,299,737	EUR	1,939,494	UBS AG	12/19/25	58,468
USD	273,349	EUR	234,145	UBS AG	12/19/25	2,772
						$256,646

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

Schedule of Investments - Large Cap Equity Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,391,789,641	$11,985,659	—
Short-Term Investments	10,726	6,741,000	—
	$3,391,800,367	$18,726,659	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$262,430	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,784	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$262,430
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$5,784

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(150,704)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(934,545)

See Notes to Financial Statements.

Schedule of Investments - Select Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 4.2%
Tesla, Inc.(1)	616,500	$281,469,240
Biotechnology — 2.7%
Gilead Sciences, Inc.	570,800	68,376,132
Ionis Pharmaceuticals, Inc.(1)	917,600	68,177,680
Regeneron Pharmaceuticals, Inc.	68,500	44,648,300
		181,202,112
Broadline Retail — 7.6%
Amazon.com, Inc.(1)	2,070,600	505,681,932
Capital Markets — 0.7%
MSCI, Inc.	73,800	43,434,990
Commercial Services and Supplies — 0.3%
Veralto Corp.	216,200	21,334,616
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	305,900	48,237,371
Consumer Finance — 0.7%
American Express Co.	123,900	44,694,447
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	110,500	100,715,225
Electrical Equipment — 0.7%
GE Vernova, Inc.	76,600	44,821,724
Entertainment — 1.4%
Netflix, Inc.(1)	49,700	55,607,342
Walt Disney Co.	340,000	38,290,800
		93,898,142
Financial Services — 3.4%
Mastercard, Inc., Class A	416,000	229,627,840
Health Care Equipment and Supplies — 1.8%
Boston Scientific Corp.(1)	806,100	81,190,392
Stryker Corp.	103,000	36,692,720
		117,883,112
Health Care Providers and Services — 0.1%
UnitedHealth Group, Inc.	18,000	6,148,080
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	111,800	14,147,172
Marriott International, Inc., Class A	72,000	18,761,760
Texas Roadhouse, Inc.	66,200	10,828,996
		43,737,928
Insurance — 0.9%
Progressive Corp.	281,100	57,906,600
Interactive Media and Services — 14.8%
Alphabet, Inc., Class A	1,282,000	360,485,580
Alphabet, Inc., Class C	932,300	262,740,786
Meta Platforms, Inc., Class A	498,500	323,202,475
Pinterest, Inc., Class A(1)	1,272,700	42,126,370
		988,555,211
Life Sciences Tools and Services — 1.0%
Danaher Corp.	174,700	37,626,886
Mettler-Toledo International, Inc.(1)	20,600	29,175,574
		66,802,460

Schedule of Investments - Select Fund

	Shares	Value
Machinery — 1.0%
Graco, Inc.	293,100	$23,966,787
Lincoln Electric Holdings, Inc.	182,400	42,763,680
		66,730,467
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	198,400	42,060,800
Pharmaceuticals — 1.6%
Eli Lilly & Co.	125,000	107,857,500
Professional Services — 1.3%
Broadridge Financial Solutions, Inc.	153,500	33,831,400
UL Solutions, Inc., Class A(2)	519,600	40,461,252
Verisk Analytics, Inc.	43,200	9,450,432
		83,743,084
Semiconductors and Semiconductor Equipment — 23.9%
Analog Devices, Inc.	448,900	105,100,957
Broadcom, Inc.	584,300	215,974,809
KLA Corp.	88,100	106,489,994
NVIDIA Corp.	5,150,999	1,043,025,989
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	415,200	124,738,536
		1,595,330,285
Software — 17.1%
Adobe, Inc.(1)	67,700	23,038,987
AppLovin Corp., Class A(1)	173,600	110,640,488
Crowdstrike Holdings, Inc., Class A(1)	145,600	79,062,256
Manhattan Associates, Inc.(1)	144,200	26,254,494
Microsoft Corp.	1,034,700	535,778,007
Oracle Corp.	585,100	153,653,111
Palantir Technologies, Inc., Class A(1)	196,000	39,292,120
Roper Technologies, Inc.	86,900	38,770,435
Salesforce, Inc.	156,000	40,623,960
ServiceNow, Inc.(1)	7,200	6,618,816
Zscaler, Inc.(1)	261,100	86,460,654
		1,140,193,328
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	124,600	34,089,314
Lowe's Cos., Inc.	228,600	54,436,518
TJX Cos., Inc.	498,100	69,803,734
		158,329,566
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	2,157,500	583,323,275
TOTAL COMMON STOCKS (Cost $2,171,987,751)		6,653,719,335
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,150	39,150
State Street Navigator Securities Lending Government Money Market Portfolio(3)	180,704	180,704
		219,854
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $25,019,597), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $24,537,483)		24,529,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,748,854)		24,748,854
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,196,736,605)		6,678,468,189
OTHER ASSETS AND LIABILITIES — (0.2)%		(12,050,538)
TOTAL NET ASSETS — 100.0%		$6,666,417,651

Schedule of Investments - Select Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $176,999. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $180,704.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,653,719,335	—	—
Short-Term Investments	219,854	$24,529,000	—
	$6,653,939,189	$24,529,000	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$(148,559)
Written options contract transactions	944,756
$796,197

See Notes to Financial Statements.

Schedule of Investments - Small Cap Growth Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 6.1%
AAR Corp.(1)	593,213	$49,954,467
Astronics Corp.(1)	590,092	29,020,725
ATI, Inc.(1)	699,857	69,264,847
Carpenter Technology Corp.	212,011	66,974,275
Firefly Aerospace, Inc.(1)	258,585	6,273,272
Hexcel Corp.	1,087,790	77,668,206
		299,155,792
Air Freight and Logistics — 0.4%
Cargojet, Inc.(2)	348,356	20,302,035
Banks — 2.2%
Bancorp, Inc.(1)	746,002	48,766,151
Coastal Financial Corp.(1)	306,033	32,592,515
Triumph Financial, Inc.(1)	514,829	28,037,587
		109,396,253
Beverages — 1.0%
Celsius Holdings, Inc.(1)	444,679	26,783,016
Vita Coco Co., Inc.(1)	509,039	20,962,226
		47,745,242
Biotechnology — 11.9%
ADMA Biologics, Inc.(1)	3,163,788	48,975,438
Akero Therapeutics, Inc.(1)	527,407	28,585,459
Alkermes PLC(1)	829,339	25,460,707
Arcellx, Inc.(1)	284,300	25,658,075
Arcutis Biotherapeutics, Inc.(1)(2)	1,136,843	28,773,496
Biohaven Ltd.(1)	522,572	8,988,238
Bridgebio Pharma, Inc.(1)	850,978	53,305,262
Celldex Therapeutics, Inc.(1)	558,969	14,941,241
Centessa Pharmaceuticals PLC, ADR(1)(2)	864,159	21,517,559
Cytokinetics, Inc.(1)(2)	340,949	21,680,947
Ionis Pharmaceuticals, Inc.(1)	318,102	23,634,979
Madrigal Pharmaceuticals, Inc.(1)	130,976	54,865,846
Mineralys Therapeutics, Inc.(1)(2)	713,061	29,135,673
Newamsterdam Pharma Co. NV(1)(2)	453,541	17,211,881
Nuvalent, Inc., Class A(1)	286,954	28,500,271
Protagonist Therapeutics, Inc.(1)	414,868	32,616,922
Revolution Medicines, Inc.(1)(2)	336,989	19,828,433
Scholar Rock Holding Corp.(1)	539,891	15,991,572
Twist Bioscience Corp.(1)	661,450	21,755,091
UroGen Pharma Ltd.(1)	471,948	9,660,776
Vaxcyte, Inc.(1)	260,324	11,787,471
Vera Therapeutics, Inc.(1)	564,153	16,055,794
Viking Therapeutics, Inc.(1)(2)	234,663	8,935,967
Xenon Pharmaceuticals, Inc.(1)	520,439	21,816,803
		589,683,901
Broadline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.(1)	168,181	20,317,947
Building Products — 3.2%
Fortune Brands Innovations, Inc.	568,655	28,887,674
Hayward Holdings, Inc.(1)	4,674,241	79,321,870

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
Trex Co., Inc.(1)	1,014,133	$49,002,906
		157,212,450
Capital Markets — 2.9%
Etoro Group Ltd., Class A(1)	619,838	22,971,196
Hamilton Lane, Inc., Class A	331,399	37,766,230
Miami International Holdings, Inc.(1)	682,298	29,816,423
P10, Inc., Class A	2,035,782	20,683,545
Piper Sandler Cos.	106,895	34,127,298
		145,364,692
Chemicals — 0.8%
Element Solutions, Inc.	1,519,869	40,610,900
Commercial Services and Supplies — 2.1%
CECO Environmental Corp.(1)	1,181,194	57,748,575
OPENLANE, Inc.(1)	1,774,398	46,879,595
		104,628,170
Communications Equipment — 0.5%
Extreme Networks, Inc.(1)	1,197,555	22,777,496
Construction and Engineering — 4.0%
Argan, Inc.	132,604	40,604,671
Construction Partners, Inc., Class A(1)	662,764	75,787,063
Sterling Infrastructure, Inc.(1)	214,981	81,241,320
		197,633,054
Construction Materials — 0.6%
Titan America SA(1)	1,863,026	27,498,264
Consumer Finance — 0.7%
Dave, Inc.(1)	143,595	34,365,155
Consumer Staples Distribution & Retail — 0.5%
PriceSmart, Inc.	235,839	27,107,335
Containers and Packaging — 0.4%
Graphic Packaging Holding Co.	1,131,869	18,098,585
Diversified Consumer Services — 1.8%
Coursera, Inc.(1)	2,386,560	20,094,835
OneSpaWorld Holdings Ltd.	1,221,583	28,426,237
Stride, Inc.(1)	129,610	8,818,664
Stubhub Holdings, Inc., Class A(1)(2)	1,527,315	29,248,082
		86,587,818
Diversified Telecommunication Services — 0.6%
Globalstar, Inc.(1)(2)	552,396	30,055,866
Electrical Equipment — 1.5%
NuScale Power Corp.(1)(2)	868,418	38,965,916
Regal Rexnord Corp.	255,247	35,961,750
		74,927,666
Electronic Equipment, Instruments and Components — 6.4%
Cognex Corp.	667,808	27,640,573
Fabrinet(1)	121,401	53,485,639
Itron, Inc.(1)	203,855	20,452,772
Littelfuse, Inc.	147,813	35,964,381
Mirion Technologies, Inc., Class A(1)	1,808,294	53,109,595
Novanta, Inc.(1)	166,780	21,182,728
Plexus Corp.(1)	420,162	58,780,664
TD SYNNEX Corp.	296,919	46,464,854
		317,081,206

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
Energy Equipment and Services — 1.7%
Expro Group Holdings NV(1)(2)	2,631,827	$35,740,211
Transocean Ltd.(1)	12,117,031	46,529,399
		82,269,610
Food Products — 0.5%
Vital Farms, Inc.(1)	754,599	24,788,577
Health Care Equipment and Supplies — 3.5%
Alphatec Holdings, Inc.(1)(2)	5,059,459	96,079,126
Integer Holdings Corp.(1)	121,532	7,847,321
SI-BONE, Inc.(1)(3)	2,272,347	33,698,906
UFP Technologies, Inc.(1)	193,754	37,324,771
		174,950,124
Health Care Providers and Services — 4.9%
Encompass Health Corp.	276,097	31,433,643
Ensign Group, Inc.	343,325	61,832,832
HealthEquity, Inc.(1)	578,832	54,745,931
Pediatrix Medical Group, Inc.(1)	1,321,798	22,430,912
RadNet, Inc.(1)(2)	492,811	37,448,708
Talkspace, Inc.(1)	4,628,450	14,949,894
U.S. Physical Therapy, Inc.	205,785	17,753,072
		240,594,992
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	639,607	28,986,989
Health Care Technology — 0.7%
Phreesia, Inc.(1)	777,003	17,591,348
Schrodinger, Inc.(1)	837,089	17,612,352
		35,203,700
Hotels, Restaurants and Leisure — 1.1%
Life Time Group Holdings, Inc.(1)	1,584,779	39,191,585
Planet Fitness, Inc., Class A(1)	192,278	17,437,692
		56,629,277
Independent Power and Renewable Electricity Producers — 2.1%
Talen Energy Corp.(1)	128,514	51,377,327
TransAlta Corp.	3,078,007	54,403,617
		105,780,944
Insurance — 1.7%
Bowhead Specialty Holdings, Inc.(1)	1,017,655	24,383,014
HCI Group, Inc.	157,937	32,220,727
Kinsale Capital Group, Inc.	74,040	29,576,759
		86,180,500
Life Sciences Tools and Services — 0.3%
Avantor, Inc.(1)	1,210,260	14,305,273
Machinery — 2.3%
Albany International Corp., Class A	741,733	41,967,253
RBC Bearings, Inc.(1)	162,949	69,828,535
		111,795,788
Media — 1.7%
Magnite, Inc.(1)	2,999,145	53,624,713
New York Times Co., Class A	501,882	28,602,255
		82,226,968
Metals and Mining — 1.0%
Ramaco Resources, Inc., Class A(1)	567,394	17,226,082
SSR Mining, Inc.(1)	1,389,051	31,336,990
		48,563,072

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
Oil, Gas and Consumable Fuels — 1.1%
Centrus Energy Corp., Class A(1)(2)	96,119	$35,319,888
Kosmos Energy Ltd.(1)	10,868,906	17,064,182
		52,384,070
Pharmaceuticals — 1.0%
Crinetics Pharmaceuticals, Inc.(1)	733,114	31,890,459
Edgewise Therapeutics, Inc.(1)	873,318	15,964,253
		47,854,712
Professional Services — 1.2%
First Advantage Corp.(1)	1,687,201	21,309,349
Verra Mobility Corp.(1)	1,725,872	40,057,489
		61,366,838
Real Estate Management and Development — 1.3%
Colliers International Group, Inc.	279,295	44,555,931
FirstService Corp. (Toronto)	128,676	20,482,838
		65,038,769
Semiconductors and Semiconductor Equipment — 8.4%
Credo Technology Group Holding Ltd.(1)	768,992	144,278,279
Impinj, Inc.(1)	263,627	53,294,834
MACOM Technology Solutions Holdings, Inc.(1)	314,000	46,512,820
MKS, Inc.	168,276	24,182,944
Onto Innovation, Inc.(1)	154,087	20,795,582
Silicon Laboratories, Inc.(1)	428,251	56,135,141
SiTime Corp.(1)	203,750	59,014,150
Veeco Instruments, Inc.(1)	456,513	13,124,749
		417,338,499
Software — 7.9%
ACI Worldwide, Inc.(1)	728,641	34,705,171
Agilysys, Inc.(1)	371,848	46,652,050
BlackLine, Inc.(1)	1,021,616	58,487,516
Core Scientific, Inc.(1)	989,190	21,307,153
Elastic NV(1)	268,607	23,965,116
Klaviyo, Inc., Class A(1)	1,414,216	36,769,616
Life360, Inc.(1)(2)	242,526	23,939,741
Netskope, Inc., Class A(1)	184,145	4,353,188
Onestream, Inc.(1)	764,819	14,447,431
Pegasystems, Inc.	769,532	48,980,712
Q2 Holdings, Inc.(1)	792,360	48,936,154
Riot Platforms, Inc.(1)	921,740	18,232,017
Varonis Systems, Inc.(1)	197,435	6,955,635
		387,731,500
Specialty Retail — 5.2%
Boot Barn Holdings, Inc.(1)	380,694	72,198,617
Five Below, Inc.(1)	284,988	44,820,063
National Vision Holdings, Inc.(1)	1,758,355	45,277,641
RealReal, Inc.(1)	2,342,565	28,602,719
Urban Outfitters, Inc.(1)	388,861	25,124,309
Wayfair, Inc., Class A(1)(2)	376,220	38,942,532
		254,965,881
Trading Companies and Distributors — 2.7%
Applied Industrial Technologies, Inc.	131,663	33,849,241
Herc Holdings, Inc.	425,303	60,414,291

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
SiteOne Landscape Supply, Inc.(1)	294,307	$38,192,219
		132,455,751
TOTAL COMMON STOCKS (Cost $4,070,853,227)		4,881,961,661
SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	114,370	114,370
State Street Navigator Securities Lending Government Money Market Portfolio(4)	129,813,993	129,813,993
		129,928,363
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $73,981,793), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $72,556,084)		72,531,000
TOTAL SHORT-TERM INVESTMENTS (Cost $202,459,363)		202,459,363
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $4,273,312,590)		5,084,421,024
OTHER ASSETS AND LIABILITIES — (3.0)%		(147,021,493)
TOTAL NET ASSETS — 100.0%		$4,937,399,531

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,409,808	USD	1,740,837	Citibank NA	12/19/25	$(18,607)
CAD	3,960,518	USD	2,826,479	Citibank NA	12/19/25	4,004
CAD	6,685,932	USD	4,785,697	Citibank NA	12/19/25	(7,428)
CAD	2,914,601	USD	2,095,433	Citibank NA	12/19/25	(12,441)
USD	80,356,640	CAD	110,679,138	Citibank NA	12/19/25	1,257,023
USD	14,850,010	CAD	20,753,423	Citibank NA	12/19/25	18,056
USD	2,206,446	CAD	3,089,562	Citibank NA	12/19/25	(1,586)
						$1,239,021

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $166,924,147. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $171,308,095, which includes securities collateral of $41,494,102.

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended October 31, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
SI-BONE, Inc.(1)	$25,904	$13,987	$9,253	$3,061	$33,699	2,272	$(416)	—
(1)Non-income producing.

Schedule of Investments - Small Cap Growth Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,786,773,171	$95,188,490	—
Short-Term Investments	129,928,363	72,531,000	—
	$4,916,701,534	$167,719,490	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,279,083	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$40,062	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$1,279,083
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$40,062

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$1,734,964
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(691,854)

See Notes to Financial Statements.

Schedule of Investments - Ultra Fund

OCTOBER 31, 2025

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.9%
HEICO Corp.	209,000	$66,413,930
Howmet Aerospace, Inc.	928,000	191,121,600
		257,535,530
Automobiles — 4.5%
Tesla, Inc.(1)	2,792,000	1,274,715,520
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc.(1)	747,000	340,661,880
Ascendis Pharma AS, ADR(1)	462,000	93,139,200
Regeneron Pharmaceuticals, Inc.	225,000	146,655,000
Vertex Pharmaceuticals, Inc.(1)	197,000	83,837,290
		664,293,370
Broadline Retail — 7.4%
Amazon.com, Inc.(1)	8,534,000	2,084,173,480
Building Products — 0.8%
Advanced Drainage Systems, Inc.	901,000	126,185,050
Johnson Controls International PLC	826,000	94,486,140
		220,671,190
Capital Markets — 2.0%
Interactive Brokers Group, Inc., Class A	3,740,000	263,146,400
MSCI, Inc.	281,000	165,382,550
Tradeweb Markets, Inc., Class A	1,239,000	130,578,210
		559,107,160
Chemicals — 0.8%
Ecolab, Inc.	858,000	219,991,200
Commercial Services and Supplies — 0.4%
Cintas Corp.	300,000	54,981,000
Copart, Inc.(1)	1,254,000	53,934,540
		108,915,540
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	622,000	566,921,900
Electric Utilities — 0.2%
Constellation Energy Corp.	133,000	50,141,000
Electrical Equipment — 1.6%
Acuity, Inc.	530,000	193,476,500
Vertiv Holdings Co., Class A	1,362,000	262,675,320
		456,151,820
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	1,640,000	228,517,600
Keyence Corp.	115,000	42,680,468
		271,198,068
Entertainment — 3.0%
Netflix, Inc.(1)	761,000	851,452,460
Financial Services — 3.7%
Mastercard, Inc., Class A	1,832,739	1,011,653,601
Visa, Inc., Class A	126,000	42,933,240
		1,054,586,841
Health Care Equipment and Supplies — 3.0%
IDEXX Laboratories, Inc.(1)	257,000	161,784,070
Insulet Corp.(1)	710,000	222,237,100

Schedule of Investments - Ultra Fund

	Shares	Value
Intuitive Surgical, Inc.(1)	848,143	$453,145,842
		837,167,012
Hotels, Restaurants and Leisure — 1.3%
Booking Holdings, Inc.	27,000	137,098,980
Chipotle Mexican Grill, Inc.(1)	3,209,000	101,693,210
Wingstop, Inc.(2)	576,000	124,778,880
		363,571,070
Insurance — 0.2%
Arthur J Gallagher & Co.	235,000	58,630,150
Interactive Media and Services — 12.8%
Alphabet, Inc., Class A	5,216,087	1,466,711,503
Alphabet, Inc., Class C	4,604,000	1,297,499,280
Meta Platforms, Inc., Class A	1,308,000	848,041,800
		3,612,252,583
IT Services — 2.0%
Cloudflare, Inc., Class A(1)	968,000	245,194,400
Okta, Inc.(1)	1,183,000	108,279,990
Snowflake, Inc., Class A(1)	792,000	217,704,960
		571,179,350
Machinery — 1.0%
Donaldson Co., Inc.	889,000	74,898,250
Nordson Corp.	228,000	52,884,600
Westinghouse Air Brake Technologies Corp.	705,000	144,130,200
		271,913,050
Oil, Gas and Consumable Fuels — 0.4%
EOG Resources, Inc.	981,000	103,829,040
Pharmaceuticals — 1.1%
Eli Lilly & Co.	374,000	322,709,640
Semiconductors and Semiconductor Equipment — 22.5%
Analog Devices, Inc.	1,020,000	238,812,600
Applied Materials, Inc.	1,506,000	351,048,600
ASML Holding NV	263,000	278,072,359
Broadcom, Inc.	2,172,000	802,836,360
NVIDIA Corp.	23,087,000	4,674,886,630
		6,345,656,549
Software — 16.1%
Datadog, Inc., Class A(1)	1,506,000	245,191,860
Docusign, Inc.(1)	1,379,000	100,860,060
Dynatrace, Inc.(1)	3,748,000	189,536,360
Fair Isaac Corp.(1)	186,000	308,672,580
Microsoft Corp.	3,909,000	2,024,119,290
Oracle Corp.	2,362,000	620,284,820
Palantir Technologies, Inc., Class A(1)	953,000	191,047,910
Salesforce, Inc.	680,000	177,078,800
Synopsys, Inc.(1)	428,000	194,234,960
Workday, Inc., Class A(1)	368,000	88,290,560
Zscaler, Inc.(1)	1,220,000	403,990,800
		4,543,308,000
Technology Hardware, Storage and Peripherals — 8.9%
Apple, Inc.	9,313,959	2,518,215,095
TOTAL COMMON STOCKS (Cost $7,348,079,273)		28,188,286,618

Schedule of Investments - Ultra Fund

	Shares	Value
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	$286,967
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	61,303	61,303
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,102,398	3,102,398
		3,163,701
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $39,368,968), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $38,610,348)		38,597,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,760,701)		41,760,701
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,390,126,941)		28,230,334,286
OTHER ASSETS AND LIABILITIES — (0.1)%		(26,271,831)
TOTAL NET ASSETS — 100.0%		$28,204,062,455

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	517,594,000	USD	3,544,315	Morgan Stanley & Co. LLC	12/19/25	$(170,532)
JPY	825,125,000	USD	5,488,648	Morgan Stanley & Co. LLC	12/19/25	(110,316)
USD	23,294,111	JPY	3,414,544,000	Morgan Stanley & Co. LLC	12/19/25	1,037,421
USD	1,861,805	JPY	278,775,000	Morgan Stanley & Co. LLC	12/19/25	44,693
USD	944,495	JPY	142,887,500	Morgan Stanley & Co. LLC	12/19/25	13,125
						$814,391

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,041,052. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,102,398.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$27,867,533,791	$320,752,827	—
Rights	286,967	—	—
Short-Term Investments	3,163,701	38,597,000	—
	$27,870,984,459	$359,349,827	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,095,239	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$280,848	—

Schedule of Investments - Ultra Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$1,095,239
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$280,848

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$3,830,497
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(2,998,604)

See Notes to Financial Statements.

Statements of Assets and Liabilities

OCTOBER 31, 2025
	Balanced Fund	Growth Fund
Assets
Investment securities, at value	$932,055,351	$16,601,236,825
Cash	18,302	—
Receivable for investments sold	813,217	54,556,597
Receivable for capital shares sold	256,936	2,375,532
Receivable for variation margin on swap agreements	2,102	—
Unrealized appreciation on forward foreign currency exchange contracts	92,453	1,745,176
Dividends and interest receivable	3,080,836	4,496,586
	936,319,197	16,664,410,716

Liabilities
Payable for investments purchased	17,534,966	43,216,720
Payable for capital shares redeemed	980,153	12,995,024
Payable for variation margin on futures contracts	87,546	—
Unrealized depreciation on forward foreign currency exchange contracts	2,134	14,005
Accrued management fees	667,920	9,946,958
Distribution and service fees payable	—	96,282
	19,272,719	66,268,989

Net Assets	$917,046,478	$16,598,141,727

Net Assets Consist of:
Capital (par value and paid-in surplus)	$685,084,604	$3,816,136,983
Distributable earnings (loss)	231,961,874	12,782,004,744
	$917,046,478	$16,598,141,727

Investment securities, at cost	$678,239,035	$6,109,649,138

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Balanced Fund
Investor Class, $0.01 Par Value	$848,682,817	39,829,505	$21.31
I Class, $0.01 Par Value	$66,291,122	3,108,470	$21.33
R5 Class, $0.01 Par Value	$2,072,539	97,203	$21.32
Growth Fund
Investor Class, $0.01 Par Value	$11,777,709,798	171,629,964	$68.62
I Class, $0.01 Par Value	$1,944,468,961	27,266,874	$71.31
Y Class, $0.01 Par Value	$52,747,890	733,488	$71.91
A Class, $0.01 Par Value	$200,148,511	3,115,021	$64.25
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$68.17
C Class, $0.01 Par Value	$15,774,639	283,916	$55.56
R Class, $0.01 Par Value	$99,677,133	1,647,557	$60.50
R5 Class, $0.01 Par Value	$6,348,049	88,907	$71.40
R6 Class, $0.01 Par Value	$1,434,337,982	19,984,401	$71.77
G Class, $0.01 Par Value	$1,066,928,764	14,636,658	$72.89
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

OCTOBER 31, 2025
	Heritage Fund	Large Cap Equity Fund
Assets
Investment securities, at value	$6,129,075,853	$3,410,527,026
Receivable for investments sold	—	3,370,389
Receivable for capital shares sold	1,903,015	979,266
Unrealized appreciation on forward foreign currency exchange contracts	—	262,430
Dividends and interest receivable	1,015,912	1,615,738
Securities lending receivable	876	—
	6,131,995,656	3,416,754,849

Liabilities
Payable for capital shares redeemed	1,707,094	10,985,109
Unrealized depreciation on forward foreign currency exchange contracts	—	5,784
Accrued management fees	4,466,111	965,468
Distribution and service fees payable	66,137	38,290
	6,239,342	11,994,651

Net Assets	$6,125,756,314	$3,404,760,198

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,635,340,513	$1,091,481,265
Distributable earnings (loss)	2,490,415,801	2,313,278,933
	$6,125,756,314	$3,404,760,198

Investment securities, at cost	$4,640,745,975	$1,702,178,980
Investment securities on loan, at value	$4,347,649	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Heritage Fund
Investor Class, $0.01 Par Value	$4,431,395,010	168,117,122	$26.36
I Class, $0.01 Par Value	$321,137,501	10,572,368	$30.38
Y Class, $0.01 Par Value	$97,542,580	3,110,188	$31.36
A Class, $0.01 Par Value	$241,153,396	11,138,391	$21.65
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$22.97
C Class, $0.01 Par Value	$3,291,702	305,018	$10.79
R Class, $0.01 Par Value	$26,743,637	1,263,092	$21.17
R5 Class, $0.01 Par Value	$1,650,298	54,315	$30.38
R6 Class, $0.01 Par Value	$310,021,165	9,885,976	$31.36
G Class, $0.01 Par Value	$692,821,025	21,531,824	$32.18
Large Cap Equity Fund
Investor Class, $0.01 Par Value	$932,805,107	15,809,662	$59.00
I Class, $0.01 Par Value	$418,221,426	7,061,550	$59.23
Y Class, $0.01 Par Value	$21,238,361	357,879	$59.35
A Class, $0.01 Par Value	$113,751,950	1,940,646	$58.62
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$62.20
C Class, $0.01 Par Value	$7,187,957	130,056	$55.27
R Class, $0.01 Par Value	$19,624,381	338,524	$57.97
R5 Class, $0.01 Par Value	$7,555,715	127,490	$59.27
R6 Class, $0.01 Par Value	$89,664,247	1,509,240	$59.41
G Class, $0.01 Par Value	$1,794,711,054	30,090,612	$59.64
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

OCTOBER 31, 2025
	Select Fund	Small Cap Growth Fund
Assets
Investment securities, at value	$6,678,287,485	$4,920,908,125
Investment made with cash collateral received for securities on loan, at value	180,704	129,813,993
Investment securities - affiliated, at value	—	33,698,906
Receivable for investments sold	6,714,565	4,236,638
Receivable for capital shares sold	424,217	7,667,057
Unrealized appreciation on forward foreign currency exchange contracts	—	1,279,083
Dividends and interest receivable	954,954	129,105
Securities lending receivable	846	78,568
	6,686,562,771	5,097,811,475

Liabilities
Payable for collateral received for securities on loan	180,704	129,813,993
Payable for investments purchased	12,928,218	15,759,405
Payable for capital shares redeemed	2,460,946	11,118,315
Unrealized depreciation on forward foreign currency exchange contracts	—	40,062
Accrued management fees	4,552,369	3,610,747
Distribution and service fees payable	22,883	69,422
	20,145,120	160,411,944

Net Assets	$6,666,417,651	$4,937,399,531

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,616,909,279	$3,830,994,535
Distributable earnings (loss)	5,049,508,372	1,106,404,996
	$6,666,417,651	$4,937,399,531

Investment securities, at cost	$2,196,555,901	$4,106,839,746
Investment securities on loan, at value	$176,999	$166,924,147
Investment securities - affiliated, at cost	—	$36,658,851
Investment made with cash collateral received for securities on loan, at cost	$180,704	$129,813,993

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Select Fund
Investor Class, $0.01 Par Value	$5,664,162,530	39,219,953	$144.42
I Class, $0.01 Par Value	$233,567,515	1,552,148	$150.48
Y Class, $0.01 Par Value	$166,111,907	1,090,065	$152.39
A Class, $0.01 Par Value	$90,204,004	660,413	$136.59
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$144.92
C Class, $0.01 Par Value	$2,432,352	22,794	$106.71
R Class, $0.01 Par Value	$4,739,755	35,925	$131.93
R5 Class, $0.01 Par Value	$19,714	131	$150.49
R6 Class, $0.01 Par Value	$124,679,137	819,552	$152.13
G Class, $0.01 Par Value	$380,500,737	2,472,754	$153.88
Small Cap Growth Fund
Investor Class, $0.01 Par Value	$1,511,913,596	64,622,419	$23.40
I Class, $0.01 Par Value	$1,117,603,628	45,358,129	$24.64
Y Class, $0.01 Par Value	$152,765,593	6,054,302	$25.23
A Class, $0.01 Par Value	$110,439,712	5,091,472	$21.69
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$23.01
C Class, $0.01 Par Value	$45,062,751	2,612,739	$17.25
R Class, $0.01 Par Value	$21,364,467	1,046,357	$20.42
R5 Class, $0.01 Par Value	$2,481,658	100,649	$24.66
R6 Class, $0.01 Par Value	$1,649,366,761	65,388,839	$25.22
G Class, $0.01 Par Value	$326,401,365	12,343,046	$26.44
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

OCTOBER 31, 2025
Ultra Fund
Assets
Investment securities, at value	$28,227,231,888
Investment made with cash collateral received for securities on loan, at value	3,102,398
Receivable for capital shares sold	3,775,858
Unrealized appreciation on forward foreign currency exchange contracts	1,095,239
Dividends and interest receivable	3,061,762
Securities lending receivable	18
28,238,267,163

Liabilities
Payable for collateral received for securities on loan	3,102,398
Payable for capital shares redeemed	11,566,211
Unrealized depreciation on forward foreign currency exchange contracts	280,848
Accrued management fees	19,101,886
Distribution and service fees payable	153,365
34,204,708

Net Assets	$28,204,062,455

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,682,837,667
Distributable earnings (loss)	23,521,224,788
$28,204,062,455

Investment securities, at cost	$7,387,024,543
Investment securities on loan, at value	$3,041,052
Investment made with cash collateral received for securities on loan, at cost	$3,102,398

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Ultra Fund
Investor Class, $0.01 Par Value	$23,834,907,951	219,457,316	$108.61
I Class, $0.01 Par Value	$1,131,964,380	9,761,686	$115.96
Y Class, $0.01 Par Value	$104,365,163	886,957	$117.67
A Class, $0.01 Par Value	$431,917,991	4,335,179	$99.63
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$105.71
C Class, $0.01 Par Value	$39,926,283	553,032	$72.20
R Class, $0.01 Par Value	$75,985,540	810,702	$93.73
R5 Class, $0.01 Par Value	$50,637,231	436,291	$116.06
R6 Class, $0.01 Par Value	$2,519,366,918	21,441,854	$117.50
G Class, $0.01 Par Value	$14,990,998	122,418	$122.46
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED OCTOBER 31, 2025
	Balanced Fund	Growth Fund
Investment Income (Loss)
Income:
Dividends	$6,589,325	$89,039,049
Interest	17,212,144	1,518,764
Securities lending, net	—	30,412
Less foreign taxes withheld	(9,612)	(405,429)
	23,791,857	90,182,796

Expenses:
Management fees	7,742,067	133,099,378
Distribution and service fees:
A Class	—	442,493
C Class	—	139,902
R Class	—	468,936
Directors' fees and expenses	27,492	465,348
Other expenses	9,618	4,305
	7,779,177	134,620,362
Fees waived	—	(20,372,545)
	7,779,177	114,247,817

Net investment income (loss)	16,012,680	(24,065,021)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,919,287	2,569,615,016
Forward foreign currency exchange contract transactions	(23,263)	(1,796,362)
Futures contract transactions	(2,028,713)	—
Swap agreement transactions	(162,578)	—
Foreign currency translation transactions	(17,352)	(58,938)
	40,687,381	2,567,759,716

Change in net unrealized appreciation (depreciation) on:
Investments	36,598,775	1,082,763,461
Forward foreign currency exchange contracts	(59,887)	(3,795,099)
Futures contracts	1,520,976	—
Swap agreements	(29,464)	—
Translation of assets and liabilities in foreign currencies	1,488	42,152
	38,031,888	1,079,010,514

Net realized and unrealized gain (loss)	78,719,269	3,646,770,230

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,731,949	$3,622,705,209

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED OCTOBER 31, 2025
	Heritage Fund	Large Cap Equity Fund
Investment Income (Loss)
Income:
Dividends	$28,498,309	$47,679,731
Interest	1,880,972	401,359
Securities lending, net	18,630	—
Less foreign taxes withheld	(6,428)	(71,019)
	30,391,483	48,010,071

Expenses:
Management fees	56,231,066	21,798,916
Distribution and service fees:
A Class	602,258	277,536
C Class	46,409	79,264
R Class	131,177	93,246
Directors' fees and expenses	187,148	123,296
Other expenses	165	26,239
	57,198,223	22,398,497
Fees waived	(5,965,164)	(10,720,406)
	51,233,059	11,678,091

Net investment income (loss)	(20,841,576)	36,331,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,123,488,209	750,583,654
Forward foreign currency exchange contract transactions	1,457,670	(150,704)
Foreign currency translation transactions	26,952	(27,262)
	1,124,972,831	750,405,688

Change in net unrealized appreciation (depreciation) on:
Investments	(69,916,608)	(213,079,313)
Forward foreign currency exchange contracts	(884,544)	(934,545)
Translation of assets and liabilities in foreign currencies	—	10,947
	(70,801,152)	(214,002,911)

Net realized and unrealized gain (loss)	1,054,171,679	536,402,777

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,033,330,103	$572,734,757

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED OCTOBER 31, 2025
	Select Fund	Small Cap Growth Fund
Investment Income (Loss)
Income:
Dividends	$30,008,615	$14,674,185
Interest	1,242,887	3,981,524
Securities lending, net	4,112	449,473
Less foreign taxes withheld	(249,518)	(129,946)
	31,006,096	18,975,236

Expenses:
Management fees	55,946,284	41,101,664
Distribution and service fees:
A Class	206,830	267,299
C Class	26,157	372,399
R Class	24,329	98,216
Directors' fees and expenses	181,340	134,660
Other expenses	3,460	258
	56,388,400	41,974,496
Fees waived	(7,105,927)	(3,370,469)
	49,282,473	38,604,027

Net investment income (loss)	(18,276,377)	(19,628,791)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	611,418,097	423,459,826
Investments transactions - affiliated	—	(415,828)
Forward foreign currency exchange contract transactions	—	1,734,964
Futures contract transactions	(148,559)	—
Written options contract transactions	944,756	—
Foreign currency translation transactions	128,413	4,577
	612,342,707	424,783,539

Change in net unrealized appreciation (depreciation) on:
Investments	766,052,354	164,666,471
Investments - affiliated	—	(2,959,945)
Forward foreign currency exchange contracts	—	(691,854)
Translation of assets and liabilities in foreign currencies	(205)	(1,450)
	766,052,149	161,013,222

Net realized and unrealized gain (loss)	1,378,394,856	585,796,761

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,360,118,479	$566,167,970

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED OCTOBER 31, 2025
Ultra Fund
Investment Income (Loss)
Income:
Dividends	$99,330,617
Interest	2,108,646
Securities lending, net	2,699
Less foreign taxes withheld	(382,179)
101,059,783

Expenses:
Management fees	218,506,464
Distribution and service fees:
A Class	927,126
C Class	366,024
R Class	370,854
Directors' fees and expenses	782,632
Other expenses	41,005
220,994,105
Fees waived	(3,630,671)
217,363,434

Net investment income (loss)	(116,303,651)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,935,495,853
Forward foreign currency exchange contract transactions	3,830,497
Foreign currency translation transactions	226,099
2,939,552,449

Change in net unrealized appreciation (depreciation) on:
Investments	2,862,663,950
Forward foreign currency exchange contracts	(2,998,604)
Translation of assets and liabilities in foreign currencies	6,061
2,859,671,407

Net realized and unrealized gain (loss)	5,799,223,856

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,682,920,205

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2025 AND OCTOBER 31, 2024
	Balanced Fund		Growth Fund
Increase (Decrease) in Net Assets	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations
Net investment income (loss)	$16,012,680	$17,069,648	$(24,065,021)	$(8,759,569)
Net realized gain (loss)	40,687,381	18,731,698	2,567,759,716	919,921,130
Change in net unrealized appreciation (depreciation)	38,031,888	149,646,241	1,079,010,514	3,542,353,679
Net increase (decrease) in net assets resulting from operations	94,731,949	185,447,587	3,622,705,209	4,453,515,240

Distributions to Shareholders
From earnings:
Investor Class	(15,591,394)	(15,400,125)	(601,482,199)	(415,135,898)
I Class	(1,554,058)	(1,788,374)	(102,418,055)	(75,680,436)
Y Class	—	—	(1,919,339)	(560,247)
A Class	—	—	(10,963,622)	(7,013,015)
C Class	—	—	(966,867)	(589,820)
R Class	—	—	(6,123,274)	(4,329,248)
R5 Class	(38,568)	(38,766)	(293,171)	(129,839)
R6 Class	—	—	(81,284,040)	(54,193,541)
G Class	—	—	(74,607,999)	(73,500,362)
Decrease in net assets from distributions	(17,184,020)	(17,227,265)	(880,058,566)	(631,132,406)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(86,072,760)	(45,737,060)	(1,455,965,535)	(486,660,108)

Net increase (decrease) in net assets	(8,524,831)	122,483,262	1,286,681,108	3,335,722,726

Net Assets
Beginning of period	925,571,309	803,088,047	15,311,460,619	11,975,737,893
End of period	$917,046,478	$925,571,309	$16,598,141,727	$15,311,460,619

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2025 AND OCTOBER 31, 2024
	Heritage Fund		Large Cap Equity Fund
Increase (Decrease) in Net Assets	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations
Net investment income (loss)	$(20,841,576)	$(15,113,788)	$36,331,980	$52,781,113
Net realized gain (loss)	1,124,972,831	871,837,312	750,405,688	261,116,113
Change in net unrealized appreciation (depreciation)	(70,801,152)	1,007,719,080	(214,002,911)	957,141,508
Net increase (decrease) in net assets resulting from operations	1,033,330,103	1,864,442,604	572,734,757	1,271,038,734

Distributions to Shareholders
From earnings:
Investor Class	(577,865,803)	(28,790,151)	(56,603,725)	(14,739,983)
I Class	(30,930,404)	(1,637,994)	(26,969,107)	(8,350,752)
Y Class	(11,562,485)	(555,119)	(1,651,558)	(511,050)
A Class	(38,708,262)	(2,077,422)	(7,004,452)	(1,492,217)
C Class	(1,514,277)	(101,125)	(566,946)	(100,180)
R Class	(4,213,275)	(215,707)	(1,076,579)	(212,845)
R5 Class	(147,718)	(8,163)	(470,052)	(113,046)
R6 Class	(24,221,434)	(1,223,186)	(6,125,857)	(1,574,884)
G Class	(112,166,548)	(6,708,583)	(190,782,340)	(71,111,077)
Decrease in net assets from distributions	(801,330,206)	(41,317,450)	(291,250,616)	(98,206,034)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,868,842	(721,928,259)	(1,294,339,275)	(901,540,798)

Net increase (decrease) in net assets	246,868,739	1,101,196,895	(1,012,855,134)	271,291,902

Net Assets
Beginning of period	5,878,887,575	4,777,690,680	4,417,615,332	4,146,323,430
End of period	$6,125,756,314	$5,878,887,575	$3,404,760,198	$4,417,615,332

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2025 AND OCTOBER 31, 2024
	Select Fund		Small Cap Growth Fund
Increase (Decrease) in Net Assets	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations
Net investment income (loss)	$(18,276,377)	$(14,444,799)	$(19,628,791)	$(14,216,724)
Net realized gain (loss)	612,342,707	215,493,595	424,783,539	198,835,838
Change in net unrealized appreciation (depreciation)	766,052,149	1,356,113,785	161,013,222	767,757,299
Net increase (decrease) in net assets resulting from operations	1,360,118,479	1,557,162,581	566,167,970	952,376,413

Distributions to Shareholders
From earnings:
Investor Class	(180,311,447)	(212,148,210)	(1,312,783)	—
I Class	(7,070,754)	(7,818,279)	(2,844,758)	—
Y Class	(4,778,508)	(5,366,472)	(597,510)	—
A Class	(3,222,579)	(3,697,350)	—	—
C Class	(141,884)	(167,333)	—	—
R Class	(210,786)	(227,342)	—	—
R5 Class	(566)	(629)	(5,872)	—
R6 Class	(3,824,664)	(3,874,134)	(5,177,659)	—
G Class	(16,569,839)	(12,092,773)	(5,355,248)	—
Decrease in net assets from distributions	(216,131,027)	(245,392,522)	(15,293,830)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(137,327,594)	225,828,474	335,719,505	658,414,597

Net increase (decrease) in net assets	1,006,659,858	1,537,598,533	886,593,645	1,610,791,010

Net Assets
Beginning of period	5,659,757,793	4,122,159,260	4,050,805,886	2,440,014,876
End of period	$6,666,417,651	$5,659,757,793	$4,937,399,531	$4,050,805,886

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2025 AND OCTOBER 31, 2024
	Ultra Fund
Increase (Decrease) in Net Assets	October 31, 2025	October 31, 2024
Operations
Net investment income (loss)	$(116,303,651)	$(91,002,719)
Net realized gain (loss)	2,939,552,449	913,027,370
Change in net unrealized appreciation (depreciation)	2,859,671,407	6,830,351,753
Net increase (decrease) in net assets resulting from operations	5,682,920,205	7,652,376,404

Distributions to Shareholders
From earnings:
Investor Class	(759,308,004)	(1,020,080,198)
I Class	(47,374,729)	(64,765,978)
Y Class	(2,521,881)	(2,358,451)
A Class	(13,687,074)	(16,424,095)
C Class	(1,932,198)	(2,666,459)
R Class	(3,054,208)	(3,905,887)
R5 Class	(1,849,159)	(2,316,200)
R6 Class	(82,361,855)	(105,888,371)
G Class	(382,858)	(562,703)
Decrease in net assets from distributions	(912,471,966)	(1,218,968,342)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,606,643,414)	392,788,312

Net increase (decrease) in net assets	3,163,804,825	6,826,196,374

Net Assets
Beginning of period	25,040,257,630	18,214,061,256
End of period	$28,204,062,455	$25,040,257,630

See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2025

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation.The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Balanced Fund	Investor, I, R5
Growth Fund	Investor, I, Y, A, C, R, R5, R6, G
Heritage Fund	Investor, I, Y, A, C, R, R5, R6, G
Large Cap Equity Fund (formerly Sustainable Equity Fund)	Investor, I, Y, A, C, R, R5, R6, G
Select Fund	Investor, I, Y, A, C, R, R5, R6, G
Small Cap Growth Fund	Investor, I, Y, A, C, R, R5, R6, G
Ultra Fund	Investor, I, Y, A, C, R, R5, R6, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Balanced Fund	Quarterly
Growth Fund	Annually
Heritage Fund	Annually
Large Cap Equity Fund	Annually
Select Fund	Annually
Small Cap Growth Fund	Annually
Ultra Fund	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts are as follows:

Heritage Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.00%	—
I Class	0.80%	—
Y Class	0.65%	—
A Class	1.00%	—
C Class	1.00%	—
R Class	1.00%	—
R5 Class	0.80%	—
R6 Class	0.65%	—
G Class	0.00%(1)	$5,965,164
(1)Annual management fee before waiver was 0.65%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended October 31, 2025 are as follows:

Balanced Fund	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.88%
I Class	0.600% to 0.700%	0.68%
R5 Class	0.600% to 0.700%	0.68%

	Management Fee Schedule Range	Effective Annual Management Fee
Growth Fund		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.800% to 0.990%	0.96%	0.87%	$9,407,744
I Class	0.600% to 0.790%	0.76%	0.67%	$1,633,364
Y Class	0.450% to 0.640%	0.61%	0.52%	$37,501
A Class	0.800% to 0.990%	0.96%	0.87%	$159,114
C Class	0.800% to 0.990%	0.96%	0.87%	$12,587
R Class	0.800% to 0.990%	0.96%	0.87%	$84,139
R5 Class	0.600% to 0.790%	0.76%	0.67%	$4,807
R6 Class	0.450% to 0.640%	0.61%	0.52%	$1,216,383
G Class	0.450% to 0.640%	0.61%	0.00%	$7,816,906
From November 1, 2024 through July 31, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.881% for Investor Class, A Class, C Class and R Class, 0.681% for I Class and R5 Class, and 0.531% for Y Class and R6 Class. Effective August 1, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.832% for Investor Class, A Class, C Class and R Class, 0.632% for I Class and R5 Class, and 0.482% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Large Cap Equity Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.740% to 0.790%	0.79%	—
I Class	0.540% to 0.590%	0.59%	—
Y Class	0.390% to 0.440%	0.44%	—
A Class	0.740% to 0.790%	0.79%	—
C Class	0.740% to 0.790%	0.79%	—
R Class	0.740% to 0.790%	0.79%	—
R5 Class	0.540% to 0.590%	0.59%	—
R6 Class	0.390% to 0.440%	0.44%	—
G Class	0.390% to 0.440%	0.00%(1)	$10,720,406
(1)Effective annual management fee before waiver was 0.44%.

	Management Fee Schedule Range	Effective Annual Management Fee
Select Fund		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.800% to 0.990%	0.98%	0.90%	$4,031,653
I Class	0.600% to 0.790%	0.78%	0.70%	$164,802
Y Class	0.450% to 0.640%	0.63%	0.55%	$111,170
A Class	0.800% to 0.990%	0.98%	0.90%	$66,547
C Class	0.800% to 0.990%	0.98%	0.90%	$2,102
R Class	0.800% to 0.990%	0.98%	0.90%	$3,914
R5 Class	0.600% to 0.790%	0.78%	0.70%	$14
R6 Class	0.450% to 0.640%	0.63%	0.55%	$89,559
G Class	0.450% to 0.640%	0.63%	0.00%	$2,636,166
From November 1, 2024 through July 31, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.903% for Investor Class, A Class, C Class and R Class, 0.703% for I Class and R5 Class, and 0.553% for Y Class and R6 Class. Effective August 1, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.900% for Investor Class, A Class, C Class and R Class, 0.700% for I Class and R5 Class, and 0.550% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Small Cap Growth Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	1.100% to 1.500%	1.13%	—
I Class	0.900% to 1.300%	0.93%	—
Y Class	0.750% to 1.150%	0.78%	—
A Class	1.100% to 1.500%	1.13%	—
C Class	1.100% to 1.500%	1.13%	—
R Class	1.100% to 1.500%	1.13%	—
R5 Class	0.900% to 1.300%	0.93%	—
R6 Class	0.750% to 1.150%	0.78%	—
G Class	0.750% to 1.150%	0.00%(1)	$3,370,469
(1)Effective annual management fee before waiver was 0.78%.

	Management Fee Schedule Range	Effective Annual Management Fee
Ultra Fund		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.800% to 0.990%	0.89%	0.88%	$2,970,437
I Class	0.600% to 0.790%	0.69%	0.68%	$171,812
Y Class	0.450% to 0.640%	0.54%	0.53%	$11,999
A Class	0.800% to 0.990%	0.89%	0.88%	$52,225
C Class	0.800% to 0.990%	0.89%	0.88%	$5,059
R Class	0.800% to 0.990%	0.89%	0.88%	$10,246
R5 Class	0.600% to 0.790%	0.69%	0.68%	$7,668
R6 Class	0.450% to 0.640%	0.54%	0.53%	$328,468
G Class	0.450% to 0.640%	0.54%	0.00%	$72,757
From November 1, 2024 through July 31, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.887% for Investor Class, A Class, C Class and R Class, 0.687% for I Class and R5 Class, and 0.537% for Y Class and R6 Class. Effective August 1, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.865% for Investor Class, A Class, C Class and R Class, 0.665% for I Class and R5 Class, and 0.515% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Heritage Fund	American Century Asset Allocation Portfolios, Inc	8%
Large Cap Equity Fund	American Century Asset Allocation Portfolios, Inc	45%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended October 31, 2025 were as follows:

	Balanced Fund	Growth Fund	Heritage Fund
Purchases of U.S. Treasury and Government Agency obligations	$393,030,046	—	—
Purchases of other investment securities	$372,819,313	$5,756,931,218	$3,731,612,710
Total Purchases	$765,849,359	$5,756,931,218	$3,731,612,710

Sales of U.S. Treasury and Government Agency obligations	$407,462,255	—	—
Sales of other investment securities	$440,341,216	$8,044,220,203	$4,575,231,671
Total Sales	$847,803,471	$8,044,220,203	$4,575,231,671

	Large Cap Equity Fund	Select Fund	Small Cap Growth Fund	Ultra Fund
Purchases of U.S. Treasury and Government Agency obligations	—	—	—	—
Purchases of other investment securities	$1,770,457,466	$1,336,973,444	$4,263,048,675	$3,780,109,543
Total Purchases	$1,770,457,466	$1,336,973,444	$4,263,048,675	$3,780,109,543

Sales of U.S. Treasury and Government Agency obligations	—	—	—	—
Sales of other investment securities	$3,309,433,308	$1,710,342,842	$3,906,289,711	$6,379,245,982
Total Sales	$3,309,433,308	$1,710,342,842	$3,906,289,711	$6,379,245,982
For the period ended October 31, 2025, Growth Fund incurred net realized gains of $58,900,886 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Balanced Fund
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	1,955,270	$38,881,810	2,540,941	$47,149,553
Issued in reinvestment of distributions	751,899	15,102,287	790,709	14,932,752
Redeemed	(5,699,226)	(113,251,204)	(5,599,022)	(104,611,361)
	(2,992,057)	(59,267,107)	(2,267,372)	(42,529,056)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	528,808	10,558,325	633,858	11,811,127
Issued in reinvestment of distributions	77,385	1,553,927	94,586	1,787,814
Redeemed	(1,955,047)	(39,073,469)	(884,041)	(16,661,920)
	(1,348,854)	(26,961,217)	(155,597)	(3,062,979)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	10,408	210,331	32,123	591,158
Issued in reinvestment of distributions	1,918	38,568	2,053	38,766
Redeemed	(4,649)	(93,335)	(40,677)	(774,949)
	7,677	155,564	(6,501)	(145,025)
Net increase (decrease)	(4,333,234)	$(86,072,760)	(2,429,470)	$(45,737,060)

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Growth Fund
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	4,861,677	$284,195,368	6,225,644	$328,171,484
Issued in reinvestment of distributions	9,551,537	576,436,235	8,211,748	398,762,415
Redeemed	(18,297,081)	(1,078,357,062)	(17,352,660)	(933,252,654)
	(3,883,867)	(217,725,459)	(2,915,268)	(206,318,755)
I Class/Shares Authorized	460,000,000		460,000,000
Sold	3,717,894	217,473,355	3,517,202	194,537,083
Issued in reinvestment of distributions	1,615,880	101,170,236	1,490,498	74,793,165
Redeemed	(8,405,949)	(522,976,203)	(7,805,045)	(431,391,189)
	(3,072,175)	(204,332,612)	(2,797,345)	(162,060,941)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	393,431	24,335,418	469,797	25,168,000
Issued in reinvestment of distributions	29,018	1,829,595	10,155	512,210
Redeemed	(242,636)	(14,937,237)	(160,124)	(9,004,751)
	179,813	11,227,776	319,828	16,675,459
A Class/Shares Authorized	40,000,000		40,000,000
Sold	607,996	33,380,434	983,744	49,395,745
Issued in reinvestment of distributions	178,956	10,134,298	142,446	6,529,739
Redeemed	(895,465)	(48,969,433)	(838,608)	(42,390,907)
	(108,513)	(5,454,701)	287,582	13,534,577
C Class/Shares Authorized	20,000,000		20,000,000
Sold	51,651	2,438,903	74,200	3,274,610
Issued in reinvestment of distributions	19,323	952,434	14,352	581,969
Redeemed	(66,211)	(3,154,805)	(56,130)	(2,456,481)
	4,763	236,532	32,422	1,400,098
R Class/Shares Authorized	40,000,000		40,000,000
Sold	338,864	17,541,367	492,557	23,633,515
Issued in reinvestment of distributions	114,577	6,122,973	99,477	4,329,248
Redeemed	(635,732)	(33,670,320)	(650,332)	(31,778,249)
	(182,291)	(10,005,980)	(58,298)	(3,815,486)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	12,507	760,331	37,286	2,022,909
Issued in reinvestment of distributions	4,597	288,145	2,430	122,081
Redeemed	(13,073)	(708,904)	(9,669)	(561,775)
	4,031	339,572	30,047	1,583,215
R6 Class/Shares Authorized	300,000,000		300,000,000
Sold	4,048,729	250,731,158	6,029,002	341,567,965
Issued in reinvestment of distributions	1,287,425	81,017,647	1,074,011	54,076,435
Redeemed	(9,220,505)	(539,705,532)	(7,378,266)	(407,704,469)
	(3,884,351)	(207,956,727)	(275,253)	(12,060,069)
G Class/Shares Authorized	780,000,000		780,000,000
Sold	2,988,570	179,339,250	6,975,271	368,720,957
Issued in reinvestment of distributions	1,172,713	74,607,999	1,452,576	73,500,362
Redeemed	(16,399,089)	(1,076,241,185)	(10,199,521)	(577,819,525)
	(12,237,806)	(822,293,936)	(1,771,674)	(135,598,206)
Net increase (decrease)	(23,180,396)	$(1,455,965,535)	(7,147,959)	$(486,660,108)

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Heritage Fund
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	7,564,536	$190,397,705	4,194,058	$98,023,549
Issued in reinvestment of distributions	22,247,750	554,191,756	1,280,521	27,748,861
Redeemed	(19,730,341)	(497,558,589)	(19,424,264)	(450,386,174)
	10,081,945	247,030,872	(13,949,685)	(324,613,764)
I Class/Shares Authorized	175,000,000		175,000,000
Sold	3,681,666	102,628,690	1,148,441	30,297,479
Issued in reinvestment of distributions	1,030,345	29,529,677	63,723	1,558,657
Redeemed	(2,583,242)	(75,019,680)	(2,572,905)	(67,726,069)
	2,128,769	57,138,687	(1,360,741)	(35,869,933)
Y Class/Shares Authorized	75,000,000		75,000,000
Sold	817,385	23,971,041	733,163	19,726,384
Issued in reinvestment of distributions	390,914	11,551,502	22,105	554,613
Redeemed	(1,436,549)	(43,845,250)	(626,685)	(17,104,971)
	(228,250)	(8,322,707)	128,583	3,176,026
A Class/Shares Authorized	170,000,000		170,000,000
Sold	1,403,149	28,797,589	1,083,218	21,319,630
Issued in reinvestment of distributions	1,816,280	37,251,915	109,874	2,019,489
Redeemed	(2,669,395)	(55,277,399)	(3,006,307)	(59,580,981)
	550,034	10,772,105	(1,813,215)	(36,241,862)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	113,894	1,161,668	48,268	564,581
Issued in reinvestment of distributions	146,134	1,503,719	9,403	100,613
Redeemed	(378,130)	(3,910,543)	(309,523)	(3,418,299)
	(118,102)	(1,245,156)	(251,852)	(2,753,105)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	292,013	5,981,297	151,927	2,967,579
Issued in reinvestment of distributions	209,349	4,207,911	11,896	215,444
Redeemed	(403,382)	(8,224,553)	(274,814)	(5,352,057)
	97,980	1,964,655	(110,991)	(2,169,034)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	11,402	311,973	2,288	60,521
Issued in reinvestment of distributions	5,152	147,717	334	8,163
Redeemed	(2,898)	(85,907)	(9,472)	(255,833)
	13,656	373,783	(6,850)	(187,149)
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	4,966,519	150,715,815	1,111,872	30,238,445
Issued in reinvestment of distributions	815,782	24,106,358	48,528	1,217,558
Redeemed	(2,239,742)	(66,835,339)	(2,055,548)	(56,027,858)
	3,542,559	107,986,834	(895,148)	(24,571,855)
G Class/Shares Authorized	600,000,000		600,000,000
Sold	3,997,886	118,005,877	3,576,173	98,937,738
Issued in reinvestment of distributions	3,720,283	112,166,548	264,326	6,708,583
Redeemed	(19,797,552)	(631,002,656)	(14,940,124)	(404,343,904)
	(12,079,383)	(400,830,231)	(11,099,625)	(298,697,583)
Net increase (decrease)	3,989,208	$14,868,842	(29,359,524)	$(721,928,259)

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Large Cap Equity Fund
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	1,199,535	$63,114,564	1,481,360	$74,483,792
Issued in reinvestment of distributions	1,019,080	55,601,008	308,635	14,508,917
Redeemed	(3,290,858)	(179,934,123)	(3,554,729)	(174,001,715)
	(1,072,243)	(61,218,551)	(1,764,734)	(85,009,006)
I Class/Shares Authorized	160,000,000		160,000,000
Sold	1,960,890	101,243,901	1,249,476	64,783,284
Issued in reinvestment of distributions	467,016	25,531,774	169,204	7,969,493
Redeemed	(3,174,136)	(168,636,781)	(3,091,351)	(156,792,656)
	(746,230)	(41,861,106)	(1,672,671)	(84,039,879)
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	25,630	1,343,884	35,741	1,790,114
Issued in reinvestment of distributions	30,026	1,642,714	10,790	508,526
Redeemed	(151,708)	(8,196,012)	(114,165)	(5,788,460)
	(96,052)	(5,209,414)	(67,634)	(3,489,820)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	239,492	12,959,148	263,227	13,357,907
Issued in reinvestment of distributions	114,867	6,239,570	28,445	1,331,519
Redeemed	(480,278)	(25,546,984)	(329,962)	(16,782,679)
	(125,919)	(6,348,266)	(38,290)	(2,093,253)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	11,434	579,020	24,315	1,160,042
Issued in reinvestment of distributions	9,121	470,250	1,807	80,893
Redeemed	(76,119)	(3,871,949)	(83,026)	(3,973,438)
	(55,564)	(2,822,679)	(56,904)	(2,732,503)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	96,117	5,066,879	90,804	4,545,779
Issued in reinvestment of distributions	19,995	1,076,550	4,585	212,845
Redeemed	(122,055)	(6,577,574)	(102,656)	(5,242,408)
	(5,943)	(434,145)	(7,267)	(483,784)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	45,280	2,495,460	25,829	1,333,348
Issued in reinvestment of distributions	7,288	398,741	2,174	102,471
Redeemed	(52,821)	(2,900,069)	(22,132)	(1,165,083)
	(253)	(5,868)	5,871	270,736
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	433,173	23,160,466	746,470	38,560,945
Issued in reinvestment of distributions	111,847	6,125,857	33,380	1,574,884
Redeemed	(735,722)	(39,805,736)	(774,313)	(39,107,150)
	(190,702)	(10,519,413)	5,537	1,028,679
G Class/Shares Authorized	775,000,000		775,000,000
Sold	3,248,760	166,061,009	3,574,242	181,462,003
Issued in reinvestment of distributions	3,482,701	190,782,340	1,506,910	71,111,077
Redeemed	(27,056,434)	(1,522,763,182)	(19,212,947)	(977,565,048)
	(20,324,973)	(1,165,919,833)	(14,131,795)	(724,991,968)
Net increase (decrease)	(22,617,879)	$(1,294,339,275)	(17,727,887)	$(901,540,798)

	Year ended October 31, 2025		Year ended October 31, 2024(1)
	Shares	Amount	Shares	Amount
Select Fund
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	831,788	$102,008,200	1,337,090	$143,037,448
Issued in reinvestment of distributions	1,354,130	171,175,556	2,007,373	201,500,151
Redeemed	(3,658,959)	(450,485,696)	(3,304,623)	(362,147,840)
	(1,473,041)	(177,301,940)	39,840	(17,610,241)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	311,378	39,464,471	333,622	37,675,119
Issued in reinvestment of distributions	51,339	6,750,084	71,707	7,461,823
Redeemed	(393,526)	(50,344,775)	(359,309)	(40,087,782)
	(30,809)	(4,130,220)	46,020	5,049,160
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	525,049	65,934,371	268,943	30,995,035
Issued in reinvestment of distributions	35,882	4,771,619	51,002	5,357,737
Redeemed	(583,037)	(68,986,074)	(220,276)	(25,092,536)
	(22,106)	1,719,916	99,669	11,260,236
A Class/Shares Authorized	30,000,000		30,000,000
Sold	67,713	7,951,805	114,488	11,831,746
Issued in reinvestment of distributions	26,490	3,173,770	37,954	3,626,905
Redeemed	(169,600)	(20,139,630)	(121,900)	(12,757,444)
	(75,397)	(9,014,055)	30,542	2,701,207
C Class/Shares Authorized	20,000,000		20,000,000
Sold	5,484	490,654	6,708	554,640
Issued in reinvestment of distributions	1,428	134,483	2,040	155,925
Redeemed	(16,971)	(1,498,833)	(8,210)	(669,693)
	(10,059)	(873,696)	538	40,872
R Class/Shares Authorized	20,000,000		20,000,000
Sold	13,171	1,482,071	20,125	2,018,275
Issued in reinvestment of distributions	1,816	210,634	2,447	227,213
Redeemed	(24,562)	(2,873,728)	(18,139)	(1,912,562)
	(9,575)	(1,181,023)	4,433	332,926
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	4	566	6	629
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	82,849	10,594,079	232,681	27,909,439
Issued in reinvestment of distributions	28,780	3,820,469	36,895	3,869,542
Redeemed	(181,936)	(22,964,781)	(105,945)	(12,468,192)
	(70,307)	(8,550,233)	163,631	19,310,789
G Class/Shares Authorized	200,000,000		200,000,000
Sold	1,902,703	260,083,749	2,348,998	248,571,694
Issued in reinvestment of distributions	123,998	16,569,839	115,224	12,092,773
Redeemed	(1,552,006)	(214,650,497)	(466,163)	(55,921,571)
	474,695	62,003,091	1,998,059	204,742,896
Net increase (decrease)	(1,216,595)	$(137,327,594)	2,382,738	$225,828,474
(1)November 2, 2023 (commencement of sale) through October 31, 2024 for the G Class.

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	21,945,503	$448,940,836	26,123,582	$505,640,708
Issued in reinvestment of distributions	57,197	1,273,209	—	—
Redeemed	(14,833,856)	(319,573,937)	(8,388,594)	(163,891,351)
	7,168,844	130,640,108	17,734,988	341,749,357
I Class/Shares Authorized	375,000,000		375,000,000
Sold	16,416,172	369,055,453	16,717,640	336,482,857
Issued in reinvestment of distributions	115,501	2,702,720	—	—
Redeemed	(13,265,249)	(302,068,165)	(11,684,370)	(236,952,584)
	3,266,424	69,690,008	5,033,270	99,530,273
Y Class/Shares Authorized	145,000,000		145,000,000
Sold	1,648,059	36,031,616	4,328,375	89,848,064
Issued in reinvestment of distributions	7,853	187,920	—	—
Redeemed	(1,910,356)	(45,207,736)	(5,395,201)	(114,212,869)
	(254,444)	(8,988,200)	(1,066,826)	(24,364,805)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	639,492	12,837,657	831,319	14,962,388
Redeemed	(1,108,164)	(22,132,841)	(1,447,613)	(26,105,374)
	(468,672)	(9,295,184)	(616,294)	(11,142,986)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	821,223	13,111,406	1,046,698	15,182,435
Redeemed	(177,257)	(2,757,361)	(191,074)	(2,697,203)
	643,966	10,354,045	855,624	12,485,232
R Class/Shares Authorized	30,000,000		30,000,000
Sold	440,134	8,359,151	539,475	9,255,366
Redeemed	(344,081)	(6,585,069)	(232,856)	(4,009,586)
	96,053	1,774,082	306,619	5,245,780
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	60,656	1,452,264	35,524	735,778
Issued in reinvestment of distributions	251	5,872	—	—
Redeemed	(27,480)	(648,348)	(13,327)	(270,338)
	33,427	809,788	22,197	465,440
R6 Class/Shares Authorized	530,000,000		530,000,000
Sold	28,303,524	664,816,394	21,646,985	438,208,457
Issued in reinvestment of distributions	208,806	4,996,731	—	—
Redeemed	(13,475,846)	(315,597,838)	(13,039,782)	(268,512,004)
	15,036,484	354,215,287	8,607,203	169,696,453
G Class/Shares Authorized	200,000,000		200,000,000
Sold	2,021,981	48,503,512	9,136,658	183,357,619
Issued in reinvestment of distributions	214,984	5,355,248	—	—
Redeemed	(10,440,918)	(267,339,189)	(5,232,041)	(118,607,766)
	(8,203,953)	(213,480,429)	3,904,617	64,749,853
Net increase (decrease)	17,318,129	$335,719,505	34,781,398	$658,414,597

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Ultra Fund
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	6,066,669	$563,960,549	8,315,174	$686,214,747
Issued in reinvestment of distributions	7,449,746	721,878,123	13,014,982	971,439,122
Redeemed	(22,199,184)	(2,081,108,115)	(19,580,486)	(1,611,797,105)
	(8,682,769)	(795,269,443)	1,749,670	45,856,764
I Class/Shares Authorized	220,000,000		220,000,000
Sold	2,311,250	225,706,626	4,460,385	386,241,278
Issued in reinvestment of distributions	399,399	41,245,904	699,836	55,447,998
Redeemed	(7,310,347)	(744,143,228)	(4,635,893)	(411,095,297)
	(4,599,698)	(477,190,698)	524,328	30,593,979
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	312,702	31,301,734	328,142	29,091,855
Issued in reinvestment of distributions	23,255	2,433,849	28,376	2,274,066
Redeemed	(190,339)	(19,365,448)	(117,136)	(10,395,331)
	145,618	14,370,135	239,382	20,970,590
A Class/Shares Authorized	60,000,000		60,000,000
Sold	1,028,117	88,517,393	993,980	76,052,478
Issued in reinvestment of distributions	145,883	12,995,147	224,648	15,498,490
Redeemed	(915,309)	(78,441,643)	(708,557)	(54,275,432)
	258,691	23,070,897	510,071	37,275,536
C Class/Shares Authorized	20,000,000		20,000,000
Sold	70,114	4,361,769	115,522	6,445,207
Issued in reinvestment of distributions	25,472	1,654,937	44,447	2,283,660
Redeemed	(137,580)	(8,604,865)	(164,009)	(9,363,151)
	(41,994)	(2,588,159)	(4,040)	(634,284)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	210,735	16,981,334	295,321	21,109,228
Issued in reinvestment of distributions	36,343	3,052,049	59,769	3,905,887
Redeemed	(345,322)	(28,351,282)	(301,459)	(22,386,601)
	(98,244)	(8,317,899)	53,631	2,628,514
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	38,344	3,845,870	159,666	13,893,679
Issued in reinvestment of distributions	17,783	1,838,273	29,000	2,299,734
Redeemed	(216,562)	(22,806,280)	(106,269)	(9,361,716)
	(160,435)	(17,122,137)	82,397	6,831,697
R6 Class/Shares Authorized	250,000,000		250,000,000
Sold	5,815,093	603,200,219	7,931,021	679,106,904
Issued in reinvestment of distributions	781,584	81,683,376	1,313,014	105,080,514
Redeemed	(9,927,932)	(1,028,593,261)	(5,968,958)	(533,836,904)
	(3,331,255)	(343,709,666)	3,275,077	250,350,514
G Class/Shares Authorized	80,000,000		80,000,000
Sold	51,017	5,266,830	31,253	2,899,547
Issued in reinvestment of distributions	3,531	382,858	6,823	562,703
Redeemed	(52,652)	(5,536,132)	(49,077)	(4,547,248)
	1,896	113,556	(11,001)	(1,084,998)
Net increase (decrease)	(16,508,190)	$(1,606,643,414)	6,419,515	$392,788,312

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Balanced Fund	$6,282,000

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Select Fund	$189,394,065	—

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The average exposure to equity price risk derivative instruments held during the period was as follows:

Select Fund	708

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Balanced Fund	$6,240,120
Growth Fund	$222,857,699
Heritage Fund	$28,730,346
Large Cap Equity Fund	$42,954,358
Small Cap Growth Fund	$131,619,772
Ultra Fund	$49,018,905

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Balanced Fund	$38,090,387	$11,440,031

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2025 and October 31, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Balanced Fund	$17,184,020	—	$17,227,265	—
Growth Fund	$5,582,976	$874,475,590	$8,162,783	$622,969,623
Heritage Fund	$139,507,525	$661,822,681	—	$41,317,450
Large Cap Equity Fund	$46,426,036	$244,824,580	$60,115,268	$38,090,766
Select Fund	—	$216,131,027	—	$245,392,522
Small Cap Growth Fund	$15,293,830	—	—	—
Ultra Fund	—	$912,471,966	—	$1,218,968,342

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were as follows:

	Balanced Fund	Growth Fund	Heritage Fund
Capital (par value and paid-in surplus)	—	$245,125,870	$70,091,081
Distributable earnings (loss)	—	$(245,125,870)	$(70,091,081)

	Large Cap Equity Fund	Select Fund	Small Cap Growth Fund	Ultra Fund
Capital (par value and paid-in surplus)	$145,961,485	$9,057,094	$36,066,699	$40,965,347
Distributable earnings (loss)	$(145,961,485)	$(9,057,094)	$(36,066,699)	$(40,965,347)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Balanced Fund	Growth Fund	Heritage Fund
Federal tax cost of investments	$680,274,245	$6,113,990,033	$4,655,886,098
Gross tax appreciation of investments	$263,125,438	$10,621,132,026	$1,670,128,116
Gross tax depreciation of investments	(11,344,332)	(133,885,234)	(196,938,361)
Net tax appreciation (depreciation) of investments	251,781,106	10,487,246,792	1,473,189,755
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(14,497)	41,539	—
Net tax appreciation (depreciation)	$251,766,609	$10,487,288,331	$1,473,189,755
Other book-to-tax adjustments	$(324,803)	—	—
Undistributed ordinary income	$1,299,328	—	$192,894,952
Accumulated short-term capital losses	$(20,779,260)	—	—
Accumulated long-term gains	—	$2,318,598,324	$824,331,094
Late-year ordinary loss deferral	—	$(23,881,911)	—

	Large Cap Equity Fund	Select Fund	Small Cap Growth Fund	Ultra Fund
Federal tax cost of investments	$1,716,977,835	$2,198,785,590	$4,299,170,390	$7,393,956,677
Gross tax appreciation of investments	$1,713,350,509	$4,495,542,613	$1,032,515,267	$20,902,928,432
Gross tax depreciation of investments	(19,801,318)	(15,860,014)	(247,264,633)	(66,550,823)
Net tax appreciation (depreciation) of investments	1,693,549,191	4,479,682,599	785,250,634	20,836,377,609
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	7,814	(2,324)	(1,450)	(21,452)
Net tax appreciation (depreciation)	$1,693,557,005	$4,479,680,275	$785,249,184	$20,836,356,157
Undistributed ordinary income	$23,347,537	—	—	—
Accumulated long-term gains	$596,374,391	$585,806,628	$333,378,155	$2,785,205,833
Late-year ordinary loss deferral	—	$(15,978,531)	$(12,222,343)	$(100,337,202)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Balanced Fund
Investor Class
2025	$19.54	0.35	1.80	2.15	(0.38)	—	(0.38)	$21.31	11.13%	0.88%	1.77%	84%	$848,683
2024	$16.13	0.35	3.41	3.76	(0.35)	—	(0.35)	$19.54	23.41%	0.89%	1.86%	72%	$836,650
2023	$15.61	0.29	0.53	0.82	(0.30)	—	(0.30)	$16.13	5.20%	0.91%	1.72%	72%	$727,083
2022	$22.97	0.18	(3.38)	(3.20)	(0.15)	(4.01)	(4.16)	$15.61	(16.94)%	0.91%	1.00%	94%	$758,468
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
I Class
2025	$19.56	0.39	1.80	2.19	(0.42)	—	(0.42)	$21.33	11.34%	0.68%	1.97%	84%	$66,291
2024	$16.14	0.38	3.43	3.81	(0.39)	—	(0.39)	$19.56	23.70%	0.69%	2.06%	72%	$87,171
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$74,455
2022	$22.98	0.21	(3.37)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$74,220
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
R5 Class
2025	$19.55	0.39	1.80	2.19	(0.42)	—	(0.42)	$21.32	11.35%	0.68%	1.97%	84%	$2,073
2024	$16.14	0.38	3.42	3.80	(0.39)	—	(0.39)	$19.55	23.64%	0.69%	2.06%	72%	$1,750
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$1,550
2022	$22.98	0.19	(3.35)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$1,567
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Growth Fund
Investor Class
2025	$57.66	(0.17)	14.59	14.42	—	(3.46)	(3.46)	$68.62	25.81%	0.87%	0.96%	(0.28)%	(0.37)%	38%	$11,777,710
2024	$43.97	(0.11)	16.14	16.03	—	(2.34)	(2.34)	$57.66	37.43%	0.91%	0.96%	(0.21)%	(0.26)%	21%	$10,120,956
2023	$37.23	(0.01)	7.47	7.46	—	(0.72)	(0.72)	$43.97	20.47%	0.93%	0.97%	(0.03)%	(0.07)%	20%	$7,846,335
2022	$58.23	(0.09)	(14.59)	(14.68)	—	(6.32)	(6.32)	$37.23	(28.26)%	0.95%	0.97%	(0.19)%	(0.21)%	25%	$6,859,912
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
I Class
2025	$59.69	(0.05)	15.13	15.08	—	(3.46)	(3.46)	$71.31	26.07%	0.67%	0.76%	(0.08)%	(0.17)%	38%	$1,944,469
2024	$45.36	—(3)	16.67	16.67	—	(2.34)	(2.34)	$59.69	37.71%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$1,810,889
2023	$38.35	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.36	20.72%	0.73%	0.77%	0.17%	0.13%	20%	$1,503,056
2022	$59.70	—(3)	(15.03)	(15.03)	—	(6.32)	(6.32)	$38.35	(28.14)%	0.75%	0.77%	0.01%	(0.01)%	25%	$1,418,404
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
Y Class
2025	$60.08	0.04	15.25	15.29	—	(3.46)	(3.46)	$71.91	26.25%	0.52%	0.61%	0.07%	(0.02)%	38%	$52,748
2024	$45.58	0.06	16.78	16.84	—	(2.34)	(2.34)	$60.08	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$33,264
2023	$38.53	0.15	7.73	7.88	(0.11)	(0.72)	(0.83)	$45.58	20.91%	0.58%	0.62%	0.32%	0.28%	20%	$10,658
2022	$59.86	0.07	(15.08)	(15.01)	—	(6.32)	(6.32)	$38.53	(28.02)%	0.60%	0.62%	0.16%	0.14%	25%	$45,448
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
A Class
2025	$54.32	(0.29)	13.68	13.39	—	(3.46)	(3.46)	$64.25	25.50%	1.12%	1.21%	(0.53)%	(0.62)%	38%	$200,149
2024	$41.64	(0.24)	15.26	15.02	—	(2.34)	(2.34)	$54.32	37.10%	1.16%	1.21%	(0.46)%	(0.51)%	21%	$175,100
2023	$35.37	(0.11)	7.10	6.99	—	(0.72)	(0.72)	$41.64	20.18%	1.18%	1.22%	(0.28)%	(0.32)%	20%	$122,253
2022	$55.78	(0.19)	(13.90)	(14.09)	—	(6.32)	(6.32)	$35.37	(28.46)%	1.20%	1.22%	(0.44)%	(0.46)%	25%	$100,332
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743
C Class
2025	$47.73	(0.62)	11.91	11.29	—	(3.46)	(3.46)	$55.56	24.57%	1.87%	1.96%	(1.28)%	(1.37)%	38%	$15,775
2024	$37.10	(0.55)	13.52	12.97	—	(2.34)	(2.34)	$47.73	36.06%	1.91%	1.96%	(1.21)%	(1.26)%	21%	$13,325
2023	$31.83	(0.36)	6.35	5.99	—	(0.72)	(0.72)	$37.10	19.27%	1.93%	1.97%	(1.03)%	(1.07)%	20%	$9,153
2022	$51.16	(0.46)	(12.55)	(13.01)	—	(6.32)	(6.32)	$31.83	(28.97)%	1.95%	1.97%	(1.19)%	(1.21)%	25%	$9,097
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Growth Fund
R Class
2025	$51.45	(0.41)	12.92	12.51	—	(3.46)	(3.46)	$60.50	25.20%	1.37%	1.46%	(0.78)%	(0.87)%	38%	$99,677
2024	$39.64	(0.34)	14.49	14.15	—	(2.34)	(2.34)	$51.45	36.76%	1.41%	1.46%	(0.71)%	(0.76)%	21%	$94,149
2023	$33.80	(0.20)	6.76	6.56	—	(0.72)	(0.72)	$39.64	19.84%	1.43%	1.47%	(0.53)%	(0.57)%	20%	$74,851
2022	$53.69	(0.29)	(13.28)	(13.57)	—	(6.32)	(6.32)	$33.80	(28.62)%	1.45%	1.47%	(0.69)%	(0.71)%	25%	$72,437
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
R5 Class
2025	$59.76	(0.05)	15.15	15.10	—	(3.46)	(3.46)	$71.40	26.07%	0.67%	0.76%	(0.08)%	(0.17)%	38%	$6,348
2024	$45.41	(0.02)	16.71	16.69	—	(2.34)	(2.34)	$59.76	37.72%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$5,072
2023	$38.40	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.41	20.70%	0.73%	0.77%	0.17%	0.13%	20%	$2,490
2022	$59.76	(0.01)	(15.03)	(15.04)	—	(6.32)	(6.32)	$38.40	(28.12)%	0.75%	0.77%	0.01%	(0.01)%	25%	$2,471
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
R6 Class
2025	$59.97	0.04	15.22	15.26	—	(3.46)	(3.46)	$71.77	26.25%	0.52%	0.61%	0.07%	(0.02)%	38%	$1,434,338
2024	$45.50	0.08	16.73	16.81	—	(2.34)	(2.34)	$59.97	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$1,431,350
2023	$38.47	0.13	7.73	7.86	(0.11)	(0.72)	(0.83)	$45.50	20.89%	0.58%	0.62%	0.32%	0.28%	20%	$1,098,477
2022	$59.77	0.07	(15.05)	(14.98)	—	(6.32)	(6.32)	$38.47	(28.01)%	0.60%	0.62%	0.16%	0.14%	25%	$879,964
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
G Class
2025	$60.55	0.37	15.43	15.80	—	(3.46)	(3.46)	$72.89	26.90%	0.00%	0.61%	0.59%	(0.02)%	38%	$1,066,929
2024	$45.68	0.39	16.82	17.21	—	(2.34)	(2.34)	$60.55	38.69%	0.00%	0.61%	0.70%	0.09%	21%	$1,627,354
2023	$38.62	0.39	7.72	8.11	(0.33)	(0.72)	(1.05)	$45.68	21.60%	0.00%	0.62%	0.90%	0.28%	20%	$1,308,464
2022(4)	$47.73	0.23	(8.33)	(8.10)	—	(1.01)	(1.01)	$38.62	(17.41)%	0.00%	0.62%	0.82%	0.20%	25%(5)	$1,252,003

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Heritage Fund
Investor Class
2025	$25.70	(0.13)	4.49	4.36	(3.70)	—	(3.70)	$26.36	17.77%	1.00%	1.00%	(0.50)%	(0.50)%	62%	$4,431,395
2024	$18.42	(0.11)	7.56	7.45	(0.17)	—	(0.17)	$25.70	40.52%	1.00%	1.00%	(0.46)%	(0.46)%	66%	$4,062,044
2023	$18.42	(0.08)	0.08	—	—	—	—	$18.42	0.11%	1.00%	1.00%	(0.41)%	(0.41)%	51%	$3,168,263
2022	$30.00	(0.13)	(8.19)	(8.32)	(3.12)	(0.14)	(3.26)	$18.42	(30.66)%	1.01%	1.01%	(0.62)%	(0.62)%	47%	$3,369,474
2021	$24.38	(0.18)	9.35	9.17	(3.55)	—	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
I Class
2025	$29.06	(0.09)	5.11	5.02	(3.70)	—	(3.70)	$30.38	18.02%	0.80%	0.80%	(0.30)%	(0.30)%	62%	$321,138
2024	$20.77	(0.07)	8.53	8.46	(0.17)	—	(0.17)	$29.06	40.75%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$245,373
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.29%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$203,612
2022	$33.26	(0.10)	(9.17)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.49)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$231,708
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
Y Class
2025	$29.86	(0.05)	5.25	5.20	(3.70)	—	(3.70)	$31.36	18.19%	0.65%	0.65%	(0.15)%	(0.15)%	62%	$97,543
2024	$21.30	(0.03)	8.76	8.73	(0.17)	—	(0.17)	$29.86	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$99,672
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$68,371
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$62,416
2021	$27.10	(0.10)	10.48	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
A Class
2025	$21.75	(0.16)	3.76	3.60	(3.70)	—	(3.70)	$21.65	17.52%	1.25%	1.25%	(0.75)%	(0.75)%	62%	$241,153
2024	$15.65	(0.14)	6.41	6.27	(0.17)	—	(0.17)	$21.75	40.09%	1.25%	1.25%	(0.71)%	(0.71)%	66%	$230,325
2023	$15.69	(0.11)	0.07	(0.04)	—	—	—	$15.65	(0.13)%	1.25%	1.25%	(0.66)%	(0.66)%	51%	$194,096
2022	$26.11	(0.16)	(7.00)	(7.16)	(3.12)	(0.14)	(3.26)	$15.69	(30.80)%	1.26%	1.26%	(0.87)%	(0.87)%	47%	$218,573
2021	$21.67	(0.22)	8.21	7.99	(3.55)	—	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852
C Class
2025	$12.58	(0.16)	2.07	1.91	(3.70)	—	(3.70)	$10.79	16.56%	2.00%	2.00%	(1.50)%	(1.50)%	62%	$3,292
2024	$9.18	(0.17)	3.74	3.57	(0.17)	—	(0.17)	$12.58	39.18%	2.00%	2.00%	(1.46)%	(1.46)%	66%	$5,325
2023	$9.28	(0.14)	0.04	(0.10)	—	—	—	$9.18	(0.97)%	2.00%	2.00%	(1.41)%	(1.41)%	51%	$6,198
2022	$16.95	(0.18)	(4.23)	(4.41)	(3.12)	(0.14)	(3.26)	$9.28	(31.31)%	2.01%	2.01%	(1.62)%	(1.62)%	47%	$10,289
2021	$15.22	(0.25)	5.53	5.28	(3.55)	—	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Heritage Fund
R Class
2025	$21.39	(0.21)	3.69	3.48	(3.70)	—	(3.70)	$21.17	17.21%	1.50%	1.50%	(1.00)%	(1.00)%	62%	$26,744
2024	$15.43	(0.19)	6.32	6.13	(0.17)	—	(0.17)	$21.39	39.75%	1.50%	1.50%	(0.96)%	(0.96)%	66%	$24,925
2023	$15.51	(0.15)	0.07	(0.08)	—	—	—	$15.43	(0.39)%	1.50%	1.50%	(0.91)%	(0.91)%	51%	$19,694
2022	$25.91	(0.20)	(6.94)	(7.14)	(3.12)	(0.14)	(3.26)	$15.51	(30.98)%	1.51%	1.51%	(1.12)%	(1.12)%	47%	$22,855
2021	$21.57	(0.27)	8.16	7.89	(3.55)	—	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
R5 Class
2025	$29.07	(0.09)	5.10	5.01	(3.70)	—	(3.70)	$30.38	18.01%	0.80%	0.80%	(0.30)%	(0.30)%	62%	$1,650
2024	$20.77	(0.07)	8.54	8.47	(0.17)	—	(0.17)	$29.07	40.73%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$1,182
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.34%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$987
2022	$33.26	(0.11)	(9.16)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.50)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$371
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
R6 Class
2025	$29.85	(0.05)	5.26	5.21	(3.70)	—	(3.70)	$31.36	18.19%	0.65%	0.65%	(0.15)%	(0.15)%	62%	$310,021
2024	$21.30	(0.03)	8.75	8.72	(0.17)	—	(0.17)	$29.85	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$189,373
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$154,171
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$154,825
2021	$27.10	(0.09)	10.47	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
G Class
2025	$30.37	0.15	5.36	5.51	(3.70)	—	(3.70)	$32.18	18.98%	0.00%	0.65%	0.50%	(0.15)%	62%	$692,821
2024	$21.52	0.15	8.87	9.02	(0.17)	—	(0.17)	$30.37	41.87%	0.00%	0.65%	0.54%	(0.11)%	66%	$1,020,668
2023	$21.31	0.13	0.08	0.21	—	—	—	$21.52	1.13%	0.00%	0.65%	0.59%	(0.06)%	51%	$962,297
2022(3)	$24.55	0.06	(3.12)	(3.06)	(0.04)	(0.14)	(0.18)	$21.31	(12.57)%	0.01%	0.66%	0.43%	(0.22)%	47%(4)	$935,941

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 1, 2022 (commencement of sale) through October 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Large Cap Equity Fund
Investor Class
2025	$54.85	0.21	7.47	7.68	(0.31)	(3.22)	(3.53)	$59.00	14.53%	0.79%	0.79%	0.41%	0.41%	44%	$932,805
2024	$42.14	0.33	13.21	13.54	(0.41)	(0.42)	(0.83)	$54.85	32.47%	0.79%	0.79%	0.64%	0.64%	21%	$926,057
2023	$38.81	0.36	3.21	3.57	(0.21)	(0.03)	(0.24)	$42.14	9.26%	0.79%	0.79%	0.87%	0.87%	21%	$785,687
2022	$48.06	0.26	(8.36)	(8.10)	(0.19)	(0.96)	(1.15)	$38.81	(17.29)%	0.79%	0.79%	0.62%	0.62%	15%	$624,266
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
I Class
2025	$55.06	0.32	7.50	7.82	(0.43)	(3.22)	(3.65)	$59.23	14.73%	0.59%	0.59%	0.61%	0.61%	44%	$418,221
2024	$42.29	0.43	13.27	13.70	(0.51)	(0.42)	(0.93)	$55.06	32.76%	0.59%	0.59%	0.84%	0.84%	21%	$429,868
2023	$38.95	0.45	3.21	3.66	(0.29)	(0.03)	(0.32)	$42.29	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$400,916
2022	$48.23	0.35	(8.38)	(8.03)	(0.29)	(0.96)	(1.25)	$38.95	(17.13)%	0.59%	0.59%	0.82%	0.82%	15%	$401,398
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
Y Class
2025	$55.16	0.41	7.51	7.92	(0.51)	(3.22)	(3.73)	$59.35	14.92%	0.44%	0.44%	0.76%	0.76%	44%	$21,238
2024	$42.37	0.51	13.28	13.79	(0.58)	(0.42)	(1.00)	$55.16	32.95%	0.44%	0.44%	0.99%	0.99%	21%	$25,041
2023	$39.02	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.37	9.63%	0.44%	0.44%	1.22%	1.22%	21%	$22,099
2022	$48.32	0.42	(8.40)	(7.98)	(0.36)	(0.96)	(1.32)	$39.02	(17.01)%	0.44%	0.44%	0.97%	0.97%	15%	$18,949
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
A Class
2025	$54.51	0.08	7.41	7.49	(0.16)	(3.22)	(3.38)	$58.62	14.22%	1.04%	1.04%	0.16%	0.16%	44%	$113,752
2024	$41.87	0.19	13.16	13.35	(0.29)	(0.42)	(0.71)	$54.51	32.18%	1.04%	1.04%	0.39%	0.39%	21%	$112,646
2023	$38.57	0.26	3.19	3.45	(0.12)	(0.03)	(0.15)	$41.87	8.96%	1.04%	1.04%	0.62%	0.62%	21%	$88,136
2022	$47.77	0.16	(8.33)	(8.17)	(0.07)	(0.96)	(1.03)	$38.57	(17.50)%	1.04%	1.04%	0.37%	0.37%	15%	$83,808
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032
C Class
2025	$51.79	(0.30)	7.00	6.70	—	(3.22)	(3.22)	$55.27	13.37%	1.79%	1.79%	(0.59)%	(0.59)%	44%	$7,188
2024	$39.85	(0.17)	12.53	12.36	—	(0.42)	(0.42)	$51.79	31.19%	1.79%	1.79%	(0.36)%	(0.36)%	21%	$9,613
2023	$36.88	(0.05)	3.05	3.00	—	(0.03)	(0.03)	$39.85	8.14%	1.79%	1.79%	(0.13)%	(0.13)%	21%	$9,665
2022	$45.99	(0.16)	(7.99)	(8.15)	—	(0.96)	(0.96)	$36.88	(18.12)%	1.79%	1.79%	(0.38)%	(0.38)%	15%	$10,636
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Large Cap Equity Fund
R Class
2025	$53.93	(0.06)	7.34	7.28	(0.02)	(3.22)	(3.24)	$57.97	13.96%	1.29%	1.29%	(0.09)%	(0.09)%	44%	$19,624
2024	$41.44	0.07	13.01	13.08	(0.17)	(0.42)	(0.59)	$53.93	31.81%	1.29%	1.29%	0.14%	0.14%	21%	$18,578
2023	$38.17	0.15	3.17	3.32	(0.02)	(0.03)	(0.05)	$41.44	8.71%	1.29%	1.29%	0.37%	0.37%	21%	$14,574
2022	$47.33	0.05	(8.25)	(8.20)	—	(0.96)	(0.96)	$38.17	(17.71)%	1.29%	1.29%	0.12%	0.12%	15%	$15,124
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
R5 Class
2025	$55.09	0.32	7.51	7.83	(0.43)	(3.22)	(3.65)	$59.27	14.74%	0.59%	0.59%	0.61%	0.61%	44%	$7,556
2024	$42.31	0.42	13.29	13.71	(0.51)	(0.42)	(0.93)	$55.09	32.77%	0.59%	0.59%	0.84%	0.84%	21%	$7,038
2023	$38.97	0.46	3.20	3.66	(0.29)	(0.03)	(0.32)	$42.31	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$5,157
2022	$48.26	0.35	(8.39)	(8.04)	(0.29)	(0.96)	(1.25)	$38.97	(17.14)%	0.59%	0.59%	0.82%	0.82%	15%	$6,068
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
R6 Class
2025	$55.22	0.40	7.52	7.92	(0.51)	(3.22)	(3.73)	$59.41	14.93%	0.44%	0.44%	0.76%	0.76%	44%	$89,664
2024	$42.41	0.50	13.31	13.81	(0.58)	(0.42)	(1.00)	$55.22	32.97%	0.44%	0.44%	0.99%	0.99%	21%	$93,873
2023	$39.06	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.41	9.62%	0.44%	0.44%	1.22%	1.22%	21%	$71,865
2022	$48.37	0.42	(8.41)	(7.99)	(0.36)	(0.96)	(1.32)	$39.06	(17.02)%	0.44%	0.44%	0.97%	0.97%	15%	$58,804
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681
G Class
2025	$55.44	0.65	7.54	8.19	(0.77)	(3.22)	(3.99)	$59.64	15.42%	0.00%	0.44%	1.20%	0.76%	44%	$1,794,711
2024	$42.58	0.74	13.33	14.07	(0.79)	(0.42)	(1.21)	$55.44	33.54%	0.00%	0.44%	1.43%	0.99%	21%	$2,794,901
2023	$39.21	0.70	3.22	3.92	(0.52)	(0.03)	(0.55)	$42.58	10.12%	0.00%	0.44%	1.66%	1.22%	21%	$2,748,223
2022	$48.54	0.60	(8.40)	(7.80)	(0.57)	(0.96)	(1.53)	$39.21	(16.63)%	0.00%	0.44%	1.41%	0.97%	15%	$1,802,038
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%	0.44%	1.25%	0.81%	18%	$2,360,362

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Select Fund
Investor Class
2025	$119.63	(0.48)	29.74	29.26	(4.47)	$144.42	24.98%	0.90%	0.98%	(0.38)%	(0.46)%	22%	$5,664,163
2024	$92.03	(0.36)	33.18	32.82	(5.22)	$119.63	36.74%	0.92%	0.98%	(0.33)%	(0.39)%	18%	$4,868,303
2023	$87.50	(0.09)	12.42	12.33	(7.80)	$92.03	15.85%	0.94%	0.99%	(0.11)%	(0.16)%	14%	$3,741,138
2022	$124.12	(0.28)	(26.71)	(26.99)	(9.63)	$87.50	(23.66)%	0.96%	1.00%	(0.28)%	(0.32)%	15%	$3,417,398
2021	$93.93	(0.40)	36.91	36.51	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
I Class
2025	$124.24	(0.24)	30.95	30.71	(4.47)	$150.48	25.23%	0.70%	0.78%	(0.18)%	(0.26)%	22%	$233,568
2024	$95.21	(0.15)	34.40	34.25	(5.22)	$124.24	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$196,670
2023	$90.09	0.08	12.84	12.92	(7.80)	$95.21	16.07%	0.74%	0.79%	0.09%	0.04%	14%	$146,335
2022	$127.27	(0.08)	(27.47)	(27.55)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$120,051
2021	$95.99	(0.19)	37.79	37.60	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
Y Class
2025	$125.58	(0.05)	31.33	31.28	(4.47)	$152.39	25.42%	0.55%	0.63%	(0.03)%	(0.11)%	22%	$166,112
2024	$96.05	0.02	34.73	34.75	(5.22)	$125.58	37.23%	0.57%	0.63%	0.02%	(0.04)%	18%	$139,668
2023	$90.69	0.22	12.94	13.16	(7.80)	$96.05	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$97,252
2022	$127.87	0.07	(27.62)	(27.55)	(9.63)	$90.69	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$68,908
2021	$96.28	(0.03)	37.94	37.91	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
A Class
2025	$113.64	(0.74)	28.16	27.42	(4.47)	$136.59	24.67%	1.15%	1.23%	(0.63)%	(0.71)%	22%	$90,204
2024	$87.85	(0.61)	31.62	31.01	(5.22)	$113.64	36.42%	1.17%	1.23%	(0.58)%	(0.64)%	18%	$83,620
2023	$84.10	(0.31)	11.86	11.55	(7.80)	$87.85	15.54%	1.19%	1.24%	(0.36)%	(0.41)%	14%	$61,961
2022	$119.94	(0.51)	(25.70)	(26.21)	(9.63)	$84.10	(23.85)%	1.21%	1.25%	(0.53)%	(0.57)%	15%	$51,336
2021	$91.18	(0.65)	35.73	35.08	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806
C Class
2025	$90.33	(1.27)	22.12	20.85	(4.47)	$106.71	23.73%	1.90%	1.98%	(1.38)%	(1.46)%	22%	$2,432
2024	$71.26	(1.11)	25.40	24.29	(5.22)	$90.33	35.41%	1.92%	1.98%	(1.33)%	(1.39)%	18%	$2,967
2023	$70.21	(0.76)	9.61	8.85	(7.80)	$71.26	14.69%	1.94%	1.99%	(1.11)%	(1.16)%	14%	$2,303
2022	$102.40	(1.05)	(21.51)	(22.56)	(9.63)	$70.21	(24.42)%	1.96%	2.00%	(1.28)%	(1.32)%	15%	$2,598
2021	$79.23	(1.21)	30.70	29.49	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Select Fund
R Class
2025	$110.17	(1.01)	27.24	26.23	(4.47)	$131.93	24.36%	1.40%	1.48%	(0.88)%	(0.96)%	22%	$4,740
2024	$85.52	(0.85)	30.72	29.87	(5.22)	$110.17	36.06%	1.42%	1.48%	(0.83)%	(0.89)%	18%	$5,013
2023	$82.26	(0.51)	11.57	11.06	(7.80)	$85.52	15.27%	1.44%	1.49%	(0.61)%	(0.66)%	14%	$3,512
2022	$117.80	(0.74)	(25.17)	(25.91)	(9.63)	$82.26	(24.04)%	1.46%	1.50%	(0.78)%	(0.82)%	15%	$3,639
2021	$89.86	(0.90)	35.16	34.26	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
R5 Class
2025	$124.25	(0.25)	30.96	30.71	(4.47)	$150.49	25.24%	0.70%	0.78%	(0.18)%	(0.26)%	22%	$20
2024	$95.22	(0.15)	34.40	34.25	(5.22)	$124.25	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$16
2023	$90.09	0.09	12.84	12.93	(7.80)	$95.22	16.08%	0.74%	0.79%	0.09%	0.04%	14%	$12
2022	$127.28	(0.08)	(27.48)	(27.56)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$10
2021	$95.99	(0.18)	37.79	37.61	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
R6 Class
2025	$125.38	(0.05)	31.27	31.22	(4.47)	$152.13	25.42%	0.55%	0.63%	(0.03)%	(0.11)%	22%	$124,679
2024	$95.90	0.02	34.68	34.70	(5.22)	$125.38	37.24%	0.57%	0.63%	0.02%	(0.04)%	18%	$111,568
2023	$90.56	0.22	12.92	13.14	(7.80)	$95.90	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$69,647
2022	$127.70	0.06	(27.57)	(27.51)	(9.63)	$90.56	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$59,681
2021	$96.16	(0.02)	37.88	37.86	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
G Class
2025	$126.09	0.68	31.58	32.26	(4.47)	$153.88	26.12%	0.00%	0.63%	0.52%	(0.11)%	22%	$380,501
2024(3)	$98.92	0.64	31.75	32.39	(5.22)	$126.09	33.80%	0.00%	0.63%	0.55%	(0.08)%	18%(4)	$251,933

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)November 2, 2023 (commencement of sale) through October 31, 2024.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Growth Fund
Investor Class
2025	$20.93	(0.15)	2.64	2.49	(0.02)	—	(0.02)	$23.40	11.97%	1.13%	1.13%	(0.70)%	(0.70)%	90%	$1,511,914
2024	$15.52	(0.14)	5.55	5.41	—	—	—	$20.93	34.79%	1.14%	1.14%	(0.69)%	(0.69)%	83%	$1,202,283
2023	$16.48	(0.10)	(0.86)	(0.96)	—	—	—	$15.52	(5.83)%	1.17%	1.17%	(0.59)%	(0.59)%	69%	$616,512
2022	$27.32	(0.11)	(6.12)	(6.23)	—	(4.61)	(4.61)	$16.48	(26.71)%	1.17%	1.17%	(0.61)%	(0.61)%	61%	$636,149
2021	$22.00	(0.21)	8.25	8.04	—	(2.72)	(2.72)	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
I Class
2025	$22.04	(0.11)	2.78	2.67	(0.07)	—	(0.07)	$24.64	12.17%	0.93%	0.93%	(0.50)%	(0.50)%	90%	$1,117,604
2024	$16.31	(0.10)	5.83	5.73	—	—	—	$22.04	35.07%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$927,508
2023	$17.28	(0.07)	(0.90)	(0.97)	—	—	—	$16.31	(5.61)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$604,489
2022	$28.37	(0.08)	(6.40)	(6.48)	—	(4.61)	(4.61)	$17.28	(26.59)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$440,618
2021	$22.71	(0.17)	8.55	8.38	—	(2.72)	(2.72)	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
Y Class
2025	$22.56	(0.08)	2.85	2.77	(0.10)	—	(0.10)	$25.23	12.31%	0.78%	0.78%	(0.35)%	(0.35)%	90%	$152,766
2024	$16.68	(0.07)	5.95	5.88	—	—	—	$22.56	35.25%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$142,339
2023	$17.65	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.68	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$123,007
2022	$28.83	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.65	(26.45)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$144,975
2021	$23.02	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
A Class
2025	$19.43	(0.19)	2.45	2.26	—	—	—	$21.69	11.63%	1.38%	1.38%	(0.95)%	(0.95)%	90%	$110,440
2024	$14.45	(0.17)	5.15	4.98	—	—	—	$19.43	34.46%	1.39%	1.39%	(0.94)%	(0.94)%	83%	$108,034
2023	$15.38	(0.13)	(0.80)	(0.93)	—	—	—	$14.45	(6.05)%	1.42%	1.42%	(0.84)%	(0.84)%	69%	$89,237
2022	$25.87	(0.15)	(5.73)	(5.88)	—	(4.61)	(4.61)	$15.38	(26.89)%	1.42%	1.42%	(0.86)%	(0.86)%	61%	$91,898
2021	$21.00	(0.26)	7.85	7.59	—	(2.72)	(2.72)	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367
C Class
2025	$15.57	(0.27)	1.95	1.68	—	—	—	$17.25	10.86%	2.13%	2.13%	(1.70)%	(1.70)%	90%	$45,063
2024	$11.66	(0.25)	4.16	3.91	—	—	—	$15.57	33.45%	2.14%	2.14%	(1.69)%	(1.69)%	83%	$30,646
2023	$12.50	(0.20)	(0.64)	(0.84)	—	—	—	$11.66	(6.79)%	2.17%	2.17%	(1.59)%	(1.59)%	69%	$12,981
2022	$22.08	(0.23)	(4.74)	(4.97)	—	(4.61)	(4.61)	$12.50	(27.44)%	2.17%	2.17%	(1.61)%	(1.61)%	61%	$8,889
2021	$18.38	(0.38)	6.80	6.42	—	(2.72)	(2.72)	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Growth Fund
R Class
2025	$18.33	(0.23)	2.32	2.09	—	—	—	$20.42	11.40%	1.63%	1.63%	(1.20)%	(1.20)%	90%	$21,364
2024	$13.67	(0.20)	4.86	4.66	—	—	—	$18.33	34.09%	1.64%	1.64%	(1.19)%	(1.19)%	83%	$17,424
2023	$14.58	(0.16)	(0.75)	(0.91)	—	—	—	$13.67	(6.24)%	1.67%	1.67%	(1.09)%	(1.09)%	69%	$8,798
2022	$24.84	(0.18)	(5.47)	(5.65)	—	(4.61)	(4.61)	$14.58	(27.12)%	1.67%	1.67%	(1.11)%	(1.11)%	61%	$9,010
2021	$20.30	(0.31)	7.57	7.26	—	(2.72)	(2.72)	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
R5 Class
2025	$22.05	(0.11)	2.79	2.68	(0.07)	—	(0.07)	$24.66	12.16%	0.93%	0.93%	(0.50)%	(0.50)%	90%	$2,482
2024	$16.32	(0.10)	5.83	5.73	—	—	—	$22.05	35.11%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$1,482
2023	$17.29	(0.06)	(0.91)	(0.97)	—	—	—	$16.32	(5.66)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$735
2022	$28.39	(0.07)	(6.42)	(6.49)	—	(4.61)	(4.61)	$17.29	(26.56)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$2,211
2021	$22.73	(0.18)	8.56	8.38	—	(2.72)	(2.72)	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
R6 Class
2025	$22.55	(0.08)	2.85	2.77	(0.10)	—	(0.10)	$25.22	12.31%	0.78%	0.78%	(0.35)%	(0.35)%	90%	$1,649,367
2024	$16.67	(0.07)	5.95	5.88	—	—	—	$22.55	35.27%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$1,135,667
2023	$17.64	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.67	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$695,931
2022	$28.82	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.64	(26.46)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$417,197
2021	$23.01	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132
G Class
2025	$23.63	0.11	2.98	3.09	(0.28)	—	(0.28)	$26.44	13.19%	0.00%	0.78%	0.43%	(0.35)%	90%	$326,401
2024	$17.32	0.10	6.21	6.31	—	—	—	$23.63	36.37%	0.00%	0.79%	0.45%	(0.34)%	83%	$485,423
2023	$18.32	0.11	(0.98)	(0.87)	(0.13)	—	(0.13)	$17.32	(4.74)%	0.01%	0.82%	0.57%	(0.24)%	69%	$288,325
2022	$29.53	0.11	(6.71)	(6.60)	—	(4.61)	(4.61)	$18.32	(25.84)%	0.00%	0.82%	0.56%	(0.26)%	61%	$296,816
2021	$23.35	0.10	8.80	8.90	—	(2.72)	(2.72)	$29.53	40.15%	0.00%	0.82%	0.35%	(0.47)%	96%	$382,140

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Ultra Fund
Investor Class
2025	$90.54	(0.46)	21.87	21.41	(3.34)	$108.61	24.09%	0.88%	0.89%	(0.49)%	(0.50)%	15%	$23,834,908
2024	$67.54	(0.36)	27.90	27.54	(4.54)	$90.54	42.20%	0.91%	0.92%	(0.44)%	(0.45)%	7%	$20,654,750
2023	$62.50	(0.24)	9.37	9.13	(4.09)	$67.54	15.91%	0.93%	0.95%	(0.37)%	(0.39)%	20%	$15,289,489
2022	$93.37	(0.30)	(24.63)	(24.93)	(5.94)	$62.50	(28.50)%	0.94%	0.95%	(0.42)%	(0.43)%	13%	$13,781,358
2021	$66.38	(0.38)	29.49	29.11	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
I Class
2025	$96.27	(0.29)	23.32	23.03	(3.34)	$115.96	24.35%	0.68%	0.69%	(0.29)%	(0.30)%	15%	$1,131,964
2024	$71.43	(0.20)	29.58	29.38	(4.54)	$96.27	42.49%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$1,382,591
2023	$65.74	(0.12)	9.90	9.78	(4.09)	$71.43	16.12%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$988,431
2022	$97.72	(0.16)	(25.88)	(26.04)	(5.94)	$65.74	(28.36)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$727,643
2021	$69.25	(0.23)	30.82	30.59	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
Y Class
2025	$97.50	(0.15)	23.66	23.51	(3.34)	$117.67	24.53%	0.53%	0.54%	(0.14)%	(0.15)%	15%	$104,365
2024	$72.19	(0.09)	29.94	29.85	(4.54)	$97.50	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$72,282
2023	$66.30	(0.05)	10.03	9.98	(4.09)	$72.19	16.30%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$36,238
2022	$98.36	(0.04)	(26.08)	(26.12)	(5.94)	$66.30	(28.25)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$3,383
2021	$69.59	(0.11)	31.00	30.89	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
A Class
2025	$83.50	(0.64)	20.11	19.47	(3.34)	$99.63	23.78%	1.13%	1.14%	(0.74)%	(0.75)%	15%	$431,918
2024	$62.74	(0.53)	25.83	25.30	(4.54)	$83.50	41.84%	1.16%	1.17%	(0.69)%	(0.70)%	7%	$340,403
2023	$58.50	(0.38)	8.71	8.33	(4.09)	$62.74	15.61%	1.18%	1.20%	(0.62)%	(0.64)%	20%	$223,761
2022	$87.98	(0.46)	(23.08)	(23.54)	(5.94)	$58.50	(28.69)%	1.19%	1.20%	(0.67)%	(0.68)%	13%	$170,819
2021	$62.81	(0.56)	27.85	27.29	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161
C Class
2025	$61.78	(0.94)	14.70	13.76	(3.34)	$72.20	22.86%	1.88%	1.89%	(1.49)%	(1.50)%	15%	$39,926
2024	$47.76	(0.82)	19.38	18.56	(4.54)	$61.78	40.78%	1.91%	1.92%	(1.44)%	(1.45)%	7%	$36,762
2023	$45.85	(0.64)	6.64	6.00	(4.09)	$47.76	14.76%	1.93%	1.95%	(1.37)%	(1.39)%	20%	$28,610
2022	$70.74	(0.76)	(18.19)	(18.95)	(5.94)	$45.85	(29.22)%	1.94%	1.95%	(1.42)%	(1.43)%	13%	$25,028
2021	$51.23	(0.91)	22.54	21.63	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Ultra Fund
R Class
2025	$78.92	(0.80)	18.95	18.15	(3.34)	$93.73	23.48%	1.38%	1.39%	(0.99)%	(1.00)%	15%	$75,986
2024	$59.65	(0.68)	24.49	23.81	(4.54)	$78.92	41.49%	1.41%	1.42%	(0.94)%	(0.95)%	7%	$71,738
2023	$55.96	(0.51)	8.29	7.78	(4.09)	$59.65	15.31%	1.43%	1.45%	(0.87)%	(0.89)%	20%	$51,020
2022	$84.62	(0.59)	(22.13)	(22.72)	(5.94)	$55.96	(28.86)%	1.44%	1.45%	(0.92)%	(0.93)%	13%	$38,416
2021	$60.62	(0.72)	26.84	26.12	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
R5 Class
2025	$96.36	(0.29)	23.33	23.04	(3.34)	$116.06	24.34%	0.68%	0.69%	(0.29)%	(0.30)%	15%	$50,637
2024	$71.49	(0.21)	29.62	29.41	(4.54)	$96.36	42.50%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$57,498
2023	$65.79	(0.11)	9.90	9.79	(4.09)	$71.49	16.13%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$36,771
2022	$97.78	(0.12)	(25.93)	(26.05)	(5.94)	$65.79	(28.35)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$32,996
2021	$69.29	(0.23)	30.84	30.61	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
R6 Class
2025	$97.37	(0.14)	23.61	23.47	(3.34)	$117.50	24.52%	0.53%	0.54%	(0.14)%	(0.15)%	15%	$2,519,367
2024	$72.10	(0.08)	29.89	29.81	(4.54)	$97.37	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$2,412,082
2023	$66.21	(0.02)	10.00	9.98	(4.09)	$72.10	16.32%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$1,549,990
2022	$98.25	(0.05)	(26.05)	(26.10)	(5.94)	$66.21	(28.26)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$881,007
2021	$69.51	(0.11)	30.97	30.86	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782
G Class
2025	$100.83	0.41	24.56	24.97	(3.34)	$122.46	25.20%	0.00%	0.54%	0.39%	(0.15)%	15%	$14,991
2024	$74.13	0.44	30.80	31.24	(4.54)	$100.83	43.50%	0.00%	0.57%	0.47%	(0.10)%	7%	$12,152
2023	$67.60	0.36	10.26	10.62	(4.09)	$74.13	16.98%	0.00%	0.60%	0.56%	(0.04)%	20%	$9,750
2022	$99.61	0.23	(26.30)	(26.07)	(5.94)	$67.60	(27.84)%	0.00%	0.60%	0.52%	(0.08)%	13%	$232
2021	$70.04	0.42	31.27	31.69	(2.12)	$99.61	46.08%	0.00%	0.60%	0.48%	(0.12)%	8%	$10

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Mutual Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Fund, Growth Fund, Large Cap Equity Fund (formerly Sustainable Equity Fund), Heritage Fund, Select Fund, Small Cap Growth Fund, and Ultra Fund (the “Funds”), each a series of American Century Mutual Funds, Inc., as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 18, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 25, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Funds’ management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The

Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by each Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Balanced Fund - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period, at the median for the five-year period, and below the median for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Growth Fund - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period, and below the median for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.832% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Heritage Fund - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Large Cap Equity Fund - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Select Fund - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period, and below the median for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.900% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Small Cap Growth Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Ultra Fund - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.865% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fees charged to each Fund are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended October 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Balanced Fund	$5,541,509	—	—
Growth Fund	$5,582,976	$5,582,976	$1,066,737,923
Heritage Fund	$24,973,737	$152,798,680	$718,622,607
Large Cap Equity Fund	$46,426,036	—	$387,285,738
Select Fund	—	—	$242,537,079
Small Cap Growth Fund	$9,206,017	—	$36,066,699
Ultra Fund	—	—	$1,061,202,260

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended October 31, 2025.

Dividends Paid Deduction (Tax Equalization)
Balanced Fund	—
Growth Fund	$192,262,333
Heritage Fund	$70,091,081
Large Cap Equity Fund	$145,961,485
Select Fund	$26,406,052
Small Cap Growth Fund	$36,066,699
Ultra Fund	$148,730,294

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90968 2512

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	December 23, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2025